Vanguard® Core Bond Fund
Schedule of Investments (unaudited)
As of December 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (55.8%)
U.S. Government Securities (35.5%)
[1]	United States Treasury Note/Bond	1.000%	12/15/24	108,195	104,340
	United States Treasury Note/Bond	1.500%	2/15/25	17,871	17,245
	United States Treasury Note/Bond	4.625%	2/28/25	9,385	9,378
	United States Treasury Note/Bond	2.125%	5/15/25	15,957	15,446
	United States Treasury Note/Bond	2.875%	6/15/25	95,000	92,848
	United States Treasury Note/Bond	3.125%	8/15/25	34,100	33,418
	United States Treasury Note/Bond	4.250%	10/15/25	40,650	40,580
	United States Treasury Note/Bond	0.375%	11/30/25	19,800	18,386
	United States Treasury Note/Bond	4.875%	11/30/25	24,780	25,039
	United States Treasury Note/Bond	0.500%	2/28/26	149,200	137,870
	United States Treasury Note/Bond	0.750%	3/31/26	18,000	16,706
	United States Treasury Note/Bond	2.250%	3/31/26	48,000	46,050
[2]	United States Treasury Note/Bond	3.750%	4/15/26	34,195	33,885
	United States Treasury Note/Bond	0.750%	4/30/26	80,000	74,012
[1,3]	United States Treasury Note/Bond	3.625%	5/15/26	144,892	143,240
	United States Treasury Note/Bond	0.750%	5/31/26	2,606	2,406
	United States Treasury Note/Bond	2.125%	5/31/26	50,000	47,750
	United States Treasury Note/Bond	4.500%	7/15/26	31,250	31,553
	United States Treasury Note/Bond	1.875%	7/31/26	12,305	11,640
	United States Treasury Note/Bond	4.375%	8/15/26	47,132	47,471
	United States Treasury Note/Bond	4.625%	10/15/26	89,673	91,032
	United States Treasury Note/Bond	1.125%	10/31/26	22,954	21,182
	United States Treasury Note/Bond	4.625%	11/15/26	110,617	112,397
	United States Treasury Note/Bond	0.375%	9/30/27	16,301	14,299
	United States Treasury Note/Bond	0.500%	10/31/27	15,957	14,032
[1]	United States Treasury Note/Bond	4.125%	10/31/27	75,000	75,504
	United States Treasury Note/Bond	0.625%	11/30/27	50,000	44,086
	United States Treasury Note/Bond	3.875%	11/30/27	39,465	39,397
[2]	United States Treasury Note/Bond	1.250%	3/31/28	28,255	25,341
	United States Treasury Note/Bond	3.625%	3/31/28	45,000	44,522
	United States Treasury Note/Bond	1.250%	4/30/28	30,095	26,954
	United States Treasury Note/Bond	2.875%	5/15/28	45,000	43,172
	United States Treasury Note/Bond	1.250%	5/31/28	75,000	67,043
[2]	United States Treasury Note/Bond	1.250%	6/30/28	60,643	54,105
	United States Treasury Note/Bond	1.000%	7/31/28	37,216	32,744
	United States Treasury Note/Bond	1.125%	8/31/28	45,000	39,748
[2]	United States Treasury Note/Bond	1.250%	9/30/28	38,023	33,710
	United States Treasury Note/Bond	4.625%	9/30/28	17,794	18,378
	United States Treasury Note/Bond	1.375%	10/31/28	54,882	48,871
[2]	United States Treasury Note/Bond	1.500%	11/30/28	44,619	39,906
	United States Treasury Note/Bond	1.375%	12/31/28	23,836	21,158

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	1.750%	1/31/29	45,000	40,627
	United States Treasury Note/Bond	2.375%	3/31/29	24,713	22,960
	United States Treasury Note/Bond	2.750%	5/31/29	15,000	14,175
	United States Treasury Note/Bond	3.250%	6/30/29	49,285	47,752
	United States Treasury Note/Bond	2.625%	7/31/29	16,820	15,769
	United States Treasury Note/Bond	3.875%	11/30/29	44,077	44,036
	United States Treasury Note/Bond	3.875%	12/31/29	25,000	24,980
	United States Treasury Note/Bond	3.500%	1/31/30	37,354	36,572
	United States Treasury Note/Bond	3.500%	4/30/30	53,213	52,057
	United States Treasury Note/Bond	0.625%	5/15/30	35,467	29,005
	United States Treasury Note/Bond	3.750%	5/31/30	15,778	15,655
[1,2]	United States Treasury Note/Bond	3.750%	6/30/30	105,817	104,974
	United States Treasury Note/Bond	4.000%	7/31/30	73,889	74,362
[2]	United States Treasury Note/Bond	0.625%	8/15/30	51,500	41,811
	United States Treasury Note/Bond	4.125%	8/31/30	95,000	96,306
	United States Treasury Note/Bond	4.625%	9/30/30	74,435	77,680
[1]	United States Treasury Note/Bond	0.875%	11/15/30	50,000	41,125
	United States Treasury Note/Bond	1.125%	2/15/31	48,000	40,102
	United States Treasury Note/Bond	3.500%	2/15/33	10,667	10,359
	United States Treasury Note/Bond	3.875%	8/15/33	50,297	50,313
	United States Treasury Note/Bond	4.500%	8/15/39	25,282	26,807
	United States Treasury Note/Bond	4.625%	2/15/40	16,372	17,559
	United States Treasury Note/Bond	1.125%	8/15/40	5,646	3,612
	United States Treasury Note/Bond	1.375%	11/15/40	20,619	13,721
[1]	United States Treasury Note/Bond	1.875%	2/15/41	53,566	38,618
	United States Treasury Note/Bond	2.250%	5/15/41	20,000	15,284
	United States Treasury Note/Bond	1.750%	8/15/41	24,580	17,144
[3,4]	United States Treasury Note/Bond	2.000%	11/15/41	47,400	34,402
[3,4]	United States Treasury Note/Bond	2.375%	2/15/42	48,270	37,168
	United States Treasury Note/Bond	3.125%	2/15/42	8,081	7,022
	United States Treasury Note/Bond	3.000%	5/15/42	6,500	5,515
	United States Treasury Note/Bond	3.250%	5/15/42	9,670	8,511
	United States Treasury Note/Bond	2.750%	8/15/42	38,075	30,954
	United States Treasury Note/Bond	3.375%	8/15/42	39,466	35,310
	United States Treasury Note/Bond	2.750%	11/15/42	6,900	5,593
	United States Treasury Note/Bond	4.000%	11/15/42	15,175	14,796
	United States Treasury Note/Bond	3.875%	2/15/43	35,964	34,413
	United States Treasury Note/Bond	3.875%	5/15/43	58,104	55,589
	United States Treasury Note/Bond	4.375%	8/15/43	25,492	26,109
	United States Treasury Note/Bond	3.125%	8/15/44	9,000	7,639
	United States Treasury Note/Bond	2.500%	5/15/46	20,000	15,019
	United States Treasury Note/Bond	2.875%	11/15/46	4,750	3,815
	United States Treasury Note/Bond	3.000%	2/15/47	20,000	16,403
	United States Treasury Note/Bond	3.000%	5/15/47	19,470	15,959
	United States Treasury Note/Bond	2.750%	8/15/47	12,000	9,381
	United States Treasury Note/Bond	2.750%	11/15/47	20,000	15,625
	United States Treasury Note/Bond	3.000%	2/15/48	30,250	24,739
	United States Treasury Note/Bond	3.125%	5/15/48	30,134	25,195
	United States Treasury Note/Bond	3.000%	8/15/48	21,854	17,859
	United States Treasury Note/Bond	3.375%	11/15/48	23,301	20,381
	United States Treasury Note/Bond	3.000%	2/15/49	15,412	12,590
	United States Treasury Note/Bond	2.250%	8/15/49	16,000	11,220
	United States Treasury Note/Bond	2.375%	11/15/49	17,615	12,688
	United States Treasury Note/Bond	2.000%	2/15/50	18,309	12,095
	United States Treasury Note/Bond	1.250%	5/15/50	92,164	49,913
	United States Treasury Note/Bond	2.375%	5/15/51	48,691	34,905
	United States Treasury Note/Bond	2.250%	2/15/52	19,500	13,577
	United States Treasury Note/Bond	2.875%	5/15/52	31,048	24,829

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	3.000%	8/15/52	54,900	45,087
	United States Treasury Note/Bond	3.625%	2/15/53	21,864	20,275
	United States Treasury Note/Bond	4.125%	8/15/53	1,556	1,580
	United States Treasury Note/Bond	4.750%	11/15/53	15,700	17,685
					3,594,050
Conventional Mortgage-Backed Securities (18.9%)
[5,6]	Fannie Mae Pool	3.000%	10/1/46–3/1/48	510	447
[5,6]	Fannie Mae Pool	3.500%	7/1/47–2/1/50	1,159	1,061
[5,6]	Fannie Mae Pool	4.000%	9/1/42	173	169
[5,6]	Fannie Mae Pool	5.000%	10/1/49	30	30
[5,6]	Freddie Mac Gold Pool	3.000%	8/1/47	186	162
[5,6]	Freddie Mac Gold Pool	3.500%	3/1/45–2/1/50	1,594	1,450
[5,6]	Freddie Mac Gold Pool	4.000%	7/1/39–12/1/49	6,890	6,652
[5,6]	Freddie Mac Gold Pool	4.500%	12/1/39–2/1/49	1,498	1,492
[5,6]	Freddie Mac Gold Pool	5.000%	12/1/35–6/1/40	560	585
[5,6]	Freddie Mac Gold Pool	5.500%	5/1/40	83	88
[5]	Ginnie Mae I Pool	3.000%	4/15/45	128	119
[5]	Ginnie Mae I Pool	4.000%	7/15/45–8/15/45	41	40
[5]	Ginnie Mae I Pool	4.500%	2/15/39–9/15/46	560	563
[5]	Ginnie Mae I Pool	6.000%	7/15/37	24	25
[5]	Ginnie Mae II Pool	2.000%	11/20/50–6/20/52	54,449	46,012
[5,7]	Ginnie Mae II Pool	2.500%	5/20/50–1/15/54	109,788	94,224
[5,7]	Ginnie Mae II Pool	3.000%	5/20/43–1/15/54	94,408	85,530
[5]	Ginnie Mae II Pool	3.500%	10/20/43–4/20/52	52,992	49,721
[5,7]	Ginnie Mae II Pool	4.000%	11/20/42–1/15/54	52,556	50,360
[5]	Ginnie Mae II Pool	4.500%	4/20/48–12/20/52	45,543	44,702
[5,7]	Ginnie Mae II Pool	5.000%	8/20/48–1/15/54	34,270	34,057
[5,7]	Ginnie Mae II Pool	5.500%	1/15/54	38,250	38,501
[5,7]	Ginnie Mae II Pool	6.000%	1/15/54	51,000	51,829
[5,6,7]	UMBS Pool	1.500%	1/25/39–7/1/51	38,996	30,911
[5,6,7]	UMBS Pool	2.000%	10/1/35–4/1/52	423,553	354,594
[5,6,7]	UMBS Pool	2.500%	10/1/35–1/25/54	296,710	254,780
[5,6,7]	UMBS Pool	3.000%	12/1/37–1/25/54	212,619	191,759
[5,6,7]	UMBS Pool	3.500%	7/1/38–1/25/54	101,972	95,703
[5,6,7]	UMBS Pool	4.000%	12/1/38–1/25/54	38,130	38,136
[5,6,7]	UMBS Pool	4.500%	4/1/39–1/25/54	80,031	78,904
[5,6]	UMBS Pool	5.000%	8/1/39–10/1/52	89,464	89,028
[5,6,7]	UMBS Pool	6.000%	11/1/52–1/25/54	208,894	212,527
[5,6]	UMBS Pool	6.500%	9/1/36–10/1/53	64,352	66,783
					1,920,944
Nonconventional Mortgage-Backed Securities (1.4%)
[5,6]	Fannie Mae REMICS	4.500%	8/25/49	3,906	3,807
[5,6]	Freddie Mac REMICS	2.000%	9/25/47–1/25/52	15,381	12,590
[5,6]	Freddie Mac REMICS	2.500%	10/15/46–12/25/48	41,476	36,020
[5,6]	Freddie Mac REMICS	3.000%	12/15/46	35,151	31,069
[5,6]	Freddie Mac REMICS	3.500%	8/15/47	54,858	50,310
[5,6]	Freddie Mac REMICS	4.500%	10/25/44–1/25/47	11,461	11,200
[5]	Ginnie Mae REMICS	2.000%	2/20/51	1,563	1,278
					146,274
Total U.S. Government and Agency Obligations (Cost $5,695,497)					5,661,268
Asset-Backed/Commercial Mortgage-Backed Securities (3.8%)
[5]	Ally Auto Receivables Trust Series 2023-1	5.270%	11/15/28	1,230	1,248
[5,8]	Ally Auto Receivables Trust Series 2023-1	5.760%	1/15/29	1,120	1,125

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,8]	Ally Auto Receivables Trust Series 2023-1	5.960%	3/15/29	900	903
[5,8]	Ally Auto Receivables Trust Series 2023-1	6.740%	4/15/34	590	594
[5,8]	Ally Auto Receivables Trust Series 2023-A	7.330%	1/17/34	1,440	1,470
[5]	AmeriCredit Automobile Receivables Trust Series 2020-2	2.130%	3/18/26	240	231
[5]	AmeriCredit Automobile Receivables Trust Series 2023-2	6.000%	7/18/29	4,160	4,200
[5,8]	Avis Budget Rental Car Funding AESOP LLC Series 2021-2A	1.660%	2/20/28	1,990	1,786
[5,8]	Avis Budget Rental Car Funding AESOP LLC Series 2023-5A	5.780%	4/20/28	2,140	2,162
[5,8]	Avis Budget Rental Car Funding AESOP LLC Series 2023-7A	5.900%	8/21/28	1,050	1,072
[5,8]	Avis Budget Rental Car Funding AESOP LLC Series 2023-8A	6.020%	2/20/30	2,110	2,173
[5]	BA Credit Card Trust Series 2023-A2	4.980%	11/15/28	12,220	12,346
[5]	BANK Series 2017-BNK4	3.625%	5/15/50	19	18
[5]	BANK Series 2022-BNK40	3.393%	3/15/64	1,930	1,722
[5,8]	Bank of America Auto Trust Series 2023-1A	5.390%	7/16/29	2,250	2,285
[5,8]	Bank of America Auto Trust Series 2023-2A	5.660%	11/15/29	1,520	1,556
[5]	BBCMS Mortgage Trust Series 2020-C6	2.639%	2/15/53	200	175
[5]	BBCMS Mortgage Trust Series 2021-C9	2.299%	2/15/54	2,100	1,762
[5]	BBCMS Mortgage Trust Series 2022-C16	4.600%	6/15/55	320	311
[5]	BBCMS Mortgage Trust Series 2023-C22	6.804%	11/15/56	800	906
[5]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/51	340	318
[5]	Benchmark Mortgage Trust Series 2020-B16	2.732%	2/15/53	200	176
[5]	BMO Mortgage Trust Series 2023-C7	6.160%	12/15/56	11,500	12,481
[5]	BMW Vehicle Lease Trust Series 2023-2	5.980%	2/25/27	2,900	2,938
[5]	BMW Vehicle Owner Trust Series 2023-A	5.250%	11/26/29	1,480	1,504
[5,8]	BPR Trust Series 2023-BRK2	6.899%	11/5/28	2,800	2,932
[5]	Capital One Prime Auto Receivables Trust Series 2023-2	5.740%	11/15/28	3,000	3,086
[5]	CarMax Auto Owner Trust Series 2023-1	4.650%	1/16/29	860	855
[5]	CarMax Auto Owner Trust Series 2023-3	5.260%	2/15/29	3,550	3,596
[5]	CarMax Auto Owner Trust Series 2023-4	5.960%	5/15/29	2,900	3,017
[5,8]	CCG Receivables Trust Series 2023-2	6.280%	4/14/32	1,310	1,332
[5]	CD Mortgage Trust Series 2016-CD1	3.631%	8/10/49	270	177
[5]	CD Mortgage Trust Series 2017-CD4	3.514%	5/10/50	320	300
[5]	CD Mortgage Trust Series 2017-CD6	3.709%	11/13/50	30	27
[5]	CD Mortgage Trust Series 2018-CD7	4.843%	8/15/51	100	76
[5]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.283%	5/10/58	60	57
[5]	Citibank Credit Card Issuance Trust Series 2023-A1	5.230%	12/8/27	7,680	7,747
[5]	Citigroup Commercial Mortgage Trust Series 2017-P8	3.203%	9/15/50	20	19
[5]	Citigroup Commercial Mortgage Trust Series 2017-P8	4.192%	9/15/50	60	51

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Citigroup Commercial Mortgage Trust Series 2017-P8	4.257%	9/15/50	40	31
[5]	Citigroup Commercial Mortgage Trust Series 2018-C5	4.228%	6/10/51	45	43
[5,8]	Citizens Auto Receivables Trust Series 2023-1	5.780%	10/15/30	4,890	5,004
[5]	CNH Equipment Trust Series 2023-B	5.600%	2/15/29	4,540	4,666
[5,8]	COMM Mortgage Trust Series 2013-CR6	3.397%	3/10/46	98	85
[5,8,9]	Connecticut Avenue Securities Trust Series 2023-R07, SOFR30A + 1.950%	7.287%	9/25/43	661	668
[5,8,9]	Connecticut Avenue Securities Trust Series 2023-R08, SOFR30A + 1.500%	6.837%	10/25/43	1,860	1,865
[5]	CSAIL Commercial Mortgage Trust Series 2020-C19	2.561%	3/15/53	250	210
[5,8]	DLLAA LLC Series 2023-1A	5.640%	2/22/28	3,130	3,190
[5,8]	DLLAA LLC Series 2023-1A	5.730%	10/20/31	1,770	1,812
[5,8]	EDvestinU Private Education Loan Issue No. 1 LLC Series 2019-A	3.580%	11/25/38	27	26
[5,8]	Enterprise Fleet Financing LLC Series 2023-3	6.410%	6/20/30	1,020	1,055
[5,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K752	4.284%	7/25/30	30,900	30,664
[5]	Fifth Third Auto Trust Series 2023-1	5.520%	2/17/31	2,980	3,034
[5]	First National Master Note Trust Series 2023-2	5.770%	9/15/29	1,580	1,616
[5]	Ford Credit Auto Lease Trust Series 2023-B	5.870%	1/15/27	1,710	1,729
[5]	Ford Credit Auto Lease Trust Series 2023-B	6.200%	2/15/27	3,010	3,049
[5]	Ford Credit Auto Lease Trust Series 2023-B	6.430%	4/15/27	4,170	4,242
[5,8]	Ford Credit Auto Owner Trust Series 2020-1	2.540%	8/15/31	100	97
[5,8]	Ford Credit Auto Owner Trust Series 2022-1	3.880%	11/15/34	410	399
[5,8]	Ford Credit Auto Owner Trust Series 2022-1	4.670%	11/15/34	1,250	1,213
[5,8]	Ford Credit Auto Owner Trust Series 2023-1	4.850%	8/15/35	13,616	13,671
[5,8]	Ford Credit Auto Owner Trust Series 2023-2	5.280%	2/15/36	5,860	5,991
[5]	Ford Credit Auto Owner Trust Series 2023-B	5.060%	2/15/29	1,530	1,548
[5]	Ford Credit Auto Owner Trust Series 2023-C	5.490%	5/15/29	2,560	2,624
[5]	Ford Credit Auto Owner Trust Series 2023-C	5.930%	8/15/29	2,010	2,041
[5]	Ford Credit Auto Owner Trust Series 2023-C	6.370%	5/15/31	2,230	2,271
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2023-HQA3, SOFR30A + 1.850%	7.187%	11/25/43	923	929
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2023-HQA3, SOFR30A + 1.850%	7.187%	11/25/43	667	671
[5,8]	GCAT Trust Series 2022-INV3	4.000%	8/25/52	7,260	6,610
[5,8]	GCAT Trust Series 2022-INV3	4.500%	8/25/52	4,906	4,671
[5]	GM Financial Automobile Leasing Trust Series 2023-3	5.880%	8/20/27	1,820	1,837

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	4.590%	7/17/28	50	50
[5]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	5.320%	10/16/28	2,080	2,081
[5]	GM Financial Consumer Automobile Receivables Trust Series 2023-3	5.340%	12/18/28	2,950	3,004
[5,8]	GM Financial Revolving Receivables Trust Series 2021-1	1.490%	6/12/34	70	64
[5,8]	GM Financial Revolving Receivables Trust Series 2021-1	1.670%	6/12/34	120	109
[5,8]	GM Financial Revolving Receivables Trust Series 2023-2	5.770%	8/11/36	4,220	4,397
[5,8]	GM Financial Revolving Receivables Trust Series 2023-2	6.210%	8/11/36	1,660	1,727
[5]	GS Mortgage Securities Trust Series 2014-GC24	4.518%	9/10/47	150	118
[5]	GS Mortgage Securities Trust Series 2019-GC38	3.968%	2/10/52	150	141
[5]	GS Mortgage Securities Trust Series 2020-GC45	2.911%	2/13/53	630	557
[5]	Harley-Davidson Motorcycle Trust Series 2023-B	5.780%	4/15/31	1,650	1,698
[5,8]	Hertz Vehicle Financing LLC Series 2022-2A	2.330%	6/26/28	3,120	2,830
[5,8]	Hertz Vehicle Financing III LLC Series 2022-1A	2.630%	6/25/26	160	152
[5,8]	Hertz Vehicle Financing III LLC Series 2023-3A	5.940%	2/25/28	2,500	2,548
[5,8]	Hertz Vehicle Financing III LLC Series 2023-4A	6.150%	3/25/30	3,500	3,632
[5,8]	Hertz Vehicle Financing III LP Series 2021-2A	1.680%	12/27/27	100	91
[5,8]	Hyundai Auto Lease Securitization Trust Series 2023-C	5.840%	9/15/27	1,100	1,118
[5]	Hyundai Auto Receivables Trust Series 2023-B	5.310%	8/15/29	1,480	1,507
[5]	Hyundai Auto Receivables Trust Series 2023-C	5.550%	12/17/29	1,700	1,746
[5]	Hyundai Auto Receivables Trust Series 2023-C	6.010%	12/17/29	5,830	5,974
[5]	John Deere Owner Trust Series 2023-B	5.110%	5/15/30	1,500	1,512
[5]	John Deere Owner Trust Series 2023-C	5.390%	8/15/30	1,970	2,018
[5]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.409%	10/15/50	60	55
[5]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/51	50	47
[5,8]	Kubota Credit Owner Trust Series 2023-2A	5.230%	6/15/28	1,430	1,445
[5,8]	Laurel Road Prime Student Loan Trust Series 2017-C	2.810%	11/25/42	4	4
[5,8]	Laurel Road Prime Student Loan Trust Series 2018-B	3.540%	5/26/43	11	11
[5]	Mercedes-Benz Auto Receivables Trust Series 2023-1	4.310%	4/16/29	850	841
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10	3.997%	7/15/46	200	142
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15	5.011%	4/15/47	150	147
[5,8]	Morgan Stanley Residential Mortgage Loan Trust Series 2023-1	4.000%	2/25/53	54,732	49,799

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,8]	MSBAM Commercial Mortgage Securities Trust Series 2012-CKSV	3.277%	10/15/30	916	742
[5]	MSWF Commercial Mortgage Trust Series 2023-2	6.014%	12/15/56	7,570	8,142
[5,8]	Navient Private Education Loan Trust Series 2017-A	2.880%	12/16/58	3	3
[5,8]	Navient Private Education Loan Trust Series 2018-BA	3.610%	12/15/59	113	111
[5,8,9]	Navient Student Loan Trust Series 2023-BA, SOFR30A + 1.700%	7.038%	3/15/72	577	577
[5,8]	Navistar Financial Dealer Note Master Owner Trust II Series 2023-1	6.180%	8/25/28	1,560	1,572
[5,8]	OBX Trust Series 2022-INV5	4.000%	10/25/52	3,315	3,028
[5,8]	OBX Trust Series 2022-J2	3.500%	8/25/52	23,911	21,141
[5,8]	Palisades Center Trust Series 2016-PLSD	2.713%	4/13/33	500	286
[5,8,9]	Pepper Residential Securities Trust No. 23 Series 23A, SOFR + 1.064%	6.385%	8/18/60	4	4
[5,8]	PFS Financing Corp. Series 2023-B	5.270%	5/15/28	1,780	1,787
[5,8]	PFS Financing Corp. Series 2023-C	5.520%	10/15/28	1,660	1,666
[5,8]	Porsche Financial Auto Securitization Trust Series 2023-2A	5.790%	11/24/31	1,750	1,796
[5,8]	Progress Residential Trust Series 2022-SFR3	3.200%	4/17/39	138	129
[5,8]	Progress Residential Trust Series 2022-SFR3	3.600%	4/17/39	100	93
[5,8]	Progress Residential Trust Series 2022-SFR5	4.451%	6/17/39	118	115
[5,8]	Progress Residential Trust Series 2022-SFR5	4.896%	6/17/39	100	97
[5,8]	RCKT Mortgage Trust Series 2022-4	3.500%	6/25/52	12,934	11,435
[5,8]	Santander Bank Auto Credit-Linked Notes Series 2023-B	5.933%	12/15/33	390	390
[5,8]	Santander Bank Auto Credit-Linked Notes Series 2023-B	6.663%	12/15/33	430	431
[5]	Santander Drive Auto Receivables Trust Series 2023-1	5.090%	5/15/30	840	834
[5]	Santander Drive Auto Receivables Trust Series 2023-6	5.930%	7/17/28	1,050	1,066
[5]	Santander Drive Auto Receivables Trust Series 2023-6	5.980%	4/16/29	1,490	1,521
[5]	Santander Drive Auto Receivables Trust Series 2023-6	6.400%	3/17/31	1,180	1,212
[5,8]	SBNA Auto Lease Trust Series 2023-A	6.520%	4/20/28	2,040	2,085
[5,8]	SCCU Auto Receivables Trust Series 2023-1A	5.700%	8/15/29	530	534
[5,8]	SCOTT Trust Series 2023-SFS	5.910%	3/15/40	3,630	3,654
[5,8]	SFS Auto Receivables Securitization Trust Series 2023-1A	5.470%	12/20/29	1,820	1,855
[5,8]	SMB Private Education Loan Trust Series 2016-A	2.700%	5/15/31	32	32
[5,8]	SMB Private Education Loan Trust Series 2017-B	2.820%	10/15/35	60	58
[5,8]	SMB Private Education Loan Trust Series 2018-B	3.600%	1/15/37	143	138
[5,8]	SMB Private Education Loan Trust Series 2018-C	3.630%	11/15/35	197	192
[5,8]	SoFi Professional Loan Program LLC Series 2017-D	2.650%	9/25/40	14	13
[5,8]	SoFi Professional Loan Program LLC Series 2017-F	2.840%	1/25/41	23	23

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Synchrony Card Funding LLC Series 2023-A1	5.540%	7/15/29	3,870	3,937
[5]	Synchrony Card Funding LLC Series 2023-A2	5.740%	10/15/29	13,920	14,283
[5,8]	Tesla Auto Lease Trust Series 2023-A	5.940%	7/20/27	2,220	2,227
[5,8]	Tesla Auto Lease Trust Series 2023-B	6.220%	3/22/27	1,300	1,319
[5,8]	Tesla Electric Vehicle Trust Series 2023-1	5.380%	2/20/29	720	726
[5,8]	Tesla Electric Vehicle Trust Series 2023-1	5.820%	5/20/31	720	725
[5,8]	Toyota Auto Loan Extended Note Trust Series 2022-1A	3.820%	4/25/35	800	778
[5,8]	Toyota Lease Owner Trust Series 2023-B	5.710%	12/20/27	2,420	2,449
[5,8]	US Bank NA Series 2023-1	6.789%	8/25/32	660	662
[5,8]	Verizon Master Trust Series 2023-6	5.350%	9/22/31	3,030	3,136
[5]	Verizon Master Trust Series 2023-7	5.670%	11/20/29	4,020	4,129
[5]	Volkswagen Auto Lease Trust Series 2023-A	5.800%	4/20/28	1,520	1,536
[5]	Volkswagen Auto Loan Enhanced Trust Series 2023-1	5.010%	1/22/30	4,260	4,287
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.514%	3/15/51	50	39
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/51	30	29
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $379,854)					382,885
Corporate Bonds (33.4%)
Communications (3.1%)
	AT&T Inc.	3.800%	2/15/27	12,130	11,837
[10]	AT&T Inc.	1.600%	5/19/28	1,400	1,451
	AT&T Inc.	4.350%	3/1/29	3	3
[5]	AT&T Inc.	4.300%	2/15/30	1,685	1,649
	AT&T Inc.	5.400%	2/15/34	3,491	3,602
[10]	AT&T Inc.	4.300%	11/18/34	600	699
	AT&T Inc.	4.500%	5/15/35	700	664
[10]	AT&T Inc.	3.150%	9/4/36	2,700	2,775
	AT&T Inc.	4.900%	8/15/37	500	484
	AT&T Inc.	4.300%	12/15/42	6,240	5,435
	AT&T Inc.	3.500%	9/15/53	9,980	7,261
	AT&T Inc.	3.550%	9/15/55	4,238	3,055
	AT&T Inc.	3.800%	12/1/57	4,000	2,977
	AT&T Inc.	3.650%	9/15/59	2,887	2,073
[8]	Cable One Inc.	4.000%	11/15/30	70	57
[8]	CCO Holdings LLC	6.375%	9/1/29	30	30
[8]	CCO Holdings LLC	4.750%	3/1/30	890	814
	Charter Communications Operating LLC	4.908%	7/23/25	589	583
	Charter Communications Operating LLC	2.250%	1/15/29	200	174
	Charter Communications Operating LLC	5.050%	3/30/29	1,480	1,465
	Charter Communications Operating LLC	3.500%	3/1/42	3,580	2,499
	Charter Communications Operating LLC	6.484%	10/23/45	2,100	2,063
	Charter Communications Operating LLC	4.800%	3/1/50	1,390	1,082
[11]	CK Hutchison Group Telecom Finance SA	2.625%	10/17/34	2,751	2,568

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Comcast Corp.	3.150%	3/1/26	207	201
	Comcast Corp.	2.350%	1/15/27	445	418
	Comcast Corp.	3.150%	2/15/28	468	446
	Comcast Corp.	3.400%	4/1/30	229	214
	Comcast Corp.	6.550%	7/1/39	4,080	4,672
	Comcast Corp.	3.250%	11/1/39	1,990	1,617
	Comcast Corp.	3.750%	4/1/40	3,800	3,269
	Comcast Corp.	4.650%	7/15/42	1,200	1,130
	Comcast Corp.	4.700%	10/15/48	168	160
	Comcast Corp.	3.450%	2/1/50	1,500	1,153
	Comcast Corp.	2.650%	8/15/62	300	185
	Comcast Corp.	2.987%	11/1/63	5,000	3,231
[8]	CSC Holdings LLC	5.750%	1/15/30	285	177
[8]	CSC Holdings LLC	4.625%	12/1/30	290	174
[8]	CSC Holdings LLC	3.375%	2/15/31	255	187
[8]	Directv Financing LLC	5.875%	8/15/27	344	323
	Discovery Communications LLC	3.900%	11/15/24	35	34
	Discovery Communications LLC	5.000%	9/20/37	1,600	1,435
	Discovery Communications LLC	6.350%	6/1/40	1,734	1,739
	Discovery Communications LLC	4.650%	5/15/50	6,440	5,186
	Discovery Communications LLC	4.000%	9/15/55	2,000	1,423
[8]	DISH Network Corp.	11.750%	11/15/27	385	402
	Fox Corp.	6.500%	10/13/33	6,405	6,935
[8]	Frontier Communications Holdings LLC	5.000%	5/1/28	230	212
[8]	Frontier Communications Holdings LLC	6.000%	1/15/30	140	119
	Interpublic Group of Cos. Inc.	3.375%	3/1/41	2,040	1,555
[8]	Level 3 Financing Inc.	3.625%	1/15/29	245	103
[8]	Level 3 Financing Inc.	3.875%	11/15/29	80	68
[8]	Level 3 Financing Inc.	10.500%	5/15/30	70	68
	Meta Platforms Inc.	5.600%	5/15/53	6,110	6,634
	Meta Platforms Inc.	5.750%	5/15/63	4,220	4,626
	Netflix Inc.	4.375%	11/15/26	1,328	1,322
	Netflix Inc.	4.875%	4/15/28	23,405	23,691
	Netflix Inc.	5.875%	11/15/28	10,340	10,923
[10]	Netflix Inc.	4.625%	5/15/29	2,500	2,943
	Netflix Inc.	6.375%	5/15/29	1,960	2,133
[5,10]	Netflix Inc.	3.875%	11/15/29	900	1,027
[8]	News Corp.	3.875%	5/15/29	500	462
[8]	Nexstar Media Inc.	4.750%	11/1/28	805	742
[8]	Outfront Media Capital LLC	7.375%	2/15/31	105	111
	Paramount Global	4.950%	1/15/31	1,344	1,276
	Paramount Global	4.850%	7/1/42	3,042	2,438
	Paramount Global	4.375%	3/15/43	1,640	1,218
	Paramount Global	4.600%	1/15/45	9,630	7,337
	Paramount Global	4.950%	5/19/50	3,852	3,126
	Rogers Communications Inc.	3.800%	3/15/32	12,440	11,458
	Rogers Communications Inc.	4.550%	3/15/52	2,040	1,783
[8]	Scripps Escrow Inc.	5.875%	7/15/27	280	248
[8]	Scripps Escrow II Inc.	5.375%	1/15/31	115	84
[8]	Sirius XM Radio Inc.	5.000%	8/1/27	70	68
[8]	Sky Ltd.	3.750%	9/16/24	200	197
	Sprint Capital Corp.	6.875%	11/15/28	16,790	18,201
	Sprint Capital Corp.	8.750%	3/15/32	4,000	4,936
	Sprint LLC	7.625%	3/1/26	27,766	28,999
	Telefonica Emisiones SA	4.665%	3/6/38	4,056	3,713
	Time Warner Cable LLC	7.300%	7/1/38	4,890	5,069
	Time Warner Cable LLC	4.500%	9/15/42	6,620	5,230
	T-Mobile USA Inc.	3.375%	4/15/29	4,770	4,432

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	T-Mobile USA Inc.	3.875%	4/15/30	1,224	1,162
	T-Mobile USA Inc.	6.000%	6/15/54	6,340	6,969
	T-Mobile USA Inc.	3.600%	11/15/60	2,442	1,786
	T-Mobile USA Inc.	5.800%	9/15/62	3,740	4,001
[5]	TWDC Enterprises 18 Corp.	4.125%	12/1/41	400	359
[8]	Univision Communications Inc.	5.125%	2/15/25	17	17
[8]	Univision Communications Inc.	8.000%	8/15/28	105	109
[8]	Univision Communications Inc.	4.500%	5/1/29	15	13
[8]	Univision Communications Inc.	7.375%	6/30/30	225	225
[8]	UPC Broadband Finco BV	4.875%	7/15/31	225	198
	Verizon Communications Inc.	4.125%	3/16/27	458	451
	Verizon Communications Inc.	4.329%	9/21/28	200	198
[10]	Verizon Communications Inc.	0.375%	3/22/29	1,700	1,632
	Verizon Communications Inc.	2.650%	11/20/40	850	613
	Verizon Communications Inc.	3.400%	3/22/41	3,006	2,400
	Verizon Communications Inc.	3.850%	11/1/42	2,693	2,263
	Verizon Communications Inc.	4.862%	8/21/46	3,000	2,866
	Verizon Communications Inc.	3.875%	3/1/52	2,020	1,642
	Verizon Communications Inc.	3.000%	11/20/60	1,800	1,183
	Verizon Communications Inc.	3.700%	3/22/61	2,065	1,581
[8]	Videotron Ltd.	3.625%	6/15/29	365	334
	Vodafone Group plc	6.150%	2/27/37	2,850	3,086
	Vodafone Group plc	4.375%	2/19/43	2,000	1,746
[8]	VZ Secured Financing BV	5.000%	1/15/32	370	317
	Walt Disney Co.	1.750%	1/13/26	162	153
	Walt Disney Co.	3.375%	11/15/26	375	364
	Walt Disney Co.	2.000%	9/1/29	273	242
	Walt Disney Co.	3.500%	5/13/40	1,200	1,013
	Walt Disney Co.	4.700%	3/23/50	1,000	973
	Walt Disney Co.	3.600%	1/13/51	825	664
	Warnermedia Holdings Inc.	3.755%	3/15/27	13,310	12,757
	Warnermedia Holdings Inc.	5.050%	3/15/42	7,801	6,878
	Warnermedia Holdings Inc.	5.141%	3/15/52	9,640	8,295
[8]	WMG Acquisition Corp.	3.750%	12/1/29	840	769
					313,822
Consumer Discretionary (1.1%)
	Amazon.com Inc.	3.150%	8/22/27	692	665
	Amazon.com Inc.	3.875%	8/22/37	1,750	1,624
	Amazon.com Inc.	3.950%	4/13/52	1,685	1,477
	American Axle & Manufacturing Inc.	5.000%	10/1/29	80	71
	American Honda Finance Corp.	4.750%	1/12/26	3,581	3,590
	Asbury Automotive Group Inc.	4.500%	3/1/28	961	916
	AutoZone Inc.	6.250%	11/1/28	3,170	3,369
[8]	Beacon Roofing Supply Inc.	4.125%	5/15/29	15	14
[8]	Boyne USA Inc.	4.750%	5/15/29	50	47
[8]	Camelot Return Merger Sub Inc.	8.750%	8/1/28	560	570
[8]	Carnival Corp.	5.750%	3/1/27	385	375
[8]	Carnival Corp.	9.875%	8/1/27	100	105
[8]	Carnival Corp.	4.000%	8/1/28	610	567
[8]	Carnival Corp.	6.000%	5/1/29	60	58
[8]	Carnival Corp.	10.500%	6/1/30	20	22
[8]	Carnival Holdings Bermuda Ltd.	10.375%	5/1/28	140	153
[8]	Churchill Downs Inc.	5.500%	4/1/27	325	322
[8]	Churchill Downs Inc.	4.750%	1/15/28	298	283
[8]	Churchill Downs Inc.	5.750%	4/1/30	65	63
[8]	Clarios Global LP	6.750%	5/15/25	46	46
[8]	Clarios Global LP	8.500%	5/15/27	270	272
	Dana Inc.	4.500%	2/15/32	310	271

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	eBay Inc.	5.900%	11/22/25	1,795	1,826
	eBay Inc.	5.950%	11/22/27	1,805	1,886
	Ford Motor Co.	9.625%	4/22/30	20	24
	Ford Motor Credit Co. LLC	2.700%	8/10/26	70	65
	Ford Motor Credit Co. LLC	4.950%	5/28/27	1,085	1,059
	Ford Motor Credit Co. LLC	4.125%	8/17/27	100	95
	Ford Motor Credit Co. LLC	3.815%	11/2/27	365	341
	Ford Motor Credit Co. LLC	6.800%	5/12/28	555	580
	Ford Motor Credit Co. LLC	6.798%	11/7/28	3,880	4,060
	Ford Motor Credit Co. LLC	2.900%	2/10/29	845	741
	Ford Motor Credit Co. LLC	7.200%	6/10/30	205	218
	Ford Motor Credit Co. LLC	7.122%	11/7/33	1,885	2,031
	General Motors Co.	6.125%	10/1/25	1,000	1,013
	General Motors Co.	5.200%	4/1/45	1,600	1,443
	General Motors Financial Co. Inc.	3.500%	11/7/24	1,242	1,219
	General Motors Financial Co. Inc.	2.900%	2/26/25	157	152
	General Motors Financial Co. Inc.	4.350%	4/9/25	103	102
	General Motors Financial Co. Inc.	2.750%	6/20/25	12,585	12,112
	General Motors Financial Co. Inc.	6.050%	10/10/25	7,565	7,662
	General Motors Financial Co. Inc.	1.250%	1/8/26	3,000	2,776
	General Motors Financial Co. Inc.	1.500%	6/10/26	1,080	990
	General Motors Financial Co. Inc.	2.400%	10/15/28	1,000	888
	General Motors Financial Co. Inc.	5.850%	4/6/30	3,780	3,901
	General Motors Financial Co. Inc.	6.400%	1/9/33	4,740	5,048
	Goodyear Tire & Rubber Co.	9.500%	5/31/25	50	51
	Goodyear Tire & Rubber Co.	5.000%	7/15/29	205	193
[8]	Hanesbrands Inc.	9.000%	2/15/31	60	59
[8]	Harley-Davidson Financial Services Inc.	3.050%	2/14/27	3,140	2,921
	Home Depot Inc.	3.900%	12/6/28	167	165
	Home Depot Inc.	2.950%	6/15/29	1,583	1,490
	Home Depot Inc.	2.700%	4/15/30	480	439
	Home Depot Inc.	5.950%	4/1/41	3,290	3,682
	Home Depot Inc.	4.250%	4/1/46	720	652
	Home Depot Inc.	3.900%	6/15/47	100	86
	Home Depot Inc.	4.500%	12/6/48	500	472
	Home Depot Inc.	3.125%	12/15/49	750	559
	Home Depot Inc.	4.950%	9/15/52	1,165	1,181
	Home Depot Inc.	3.500%	9/15/56	1,660	1,306
[8]	Lithia Motors Inc.	4.625%	12/15/27	285	275
[8]	Lithia Motors Inc.	3.875%	6/1/29	1,180	1,070
[8]	Lithia Motors Inc.	4.375%	1/15/31	20	18
[8]	Live Nation Entertainment Inc.	5.625%	3/15/26	20	20
[8]	Live Nation Entertainment Inc.	6.500%	5/15/27	900	916
[8]	Live Nation Entertainment Inc.	3.750%	1/15/28	15	14
	Lowe's Cos. Inc.	3.100%	5/3/27	880	843
	Lowe's Cos. Inc.	1.700%	9/15/28	1,840	1,628
	Lowe's Cos. Inc.	4.450%	4/1/62	3,165	2,682
[5,10]	LVMH Moet Hennessy Louis Vuitton SE	3.250%	9/7/29	3,500	3,931
[8]	Meritage Homes Corp.	3.875%	4/15/29	410	377
[8]	NCL Corp. Ltd.	5.875%	2/15/27	314	310
[8]	NCL Corp. Ltd.	8.125%	1/15/29	30	31
[8]	NCL Corp. Ltd.	7.750%	2/15/29	178	179
	Newell Brands Inc.	5.200%	4/1/26	40	39
	Newell Brands Inc.	6.375%	9/15/27	250	249
	Newell Brands Inc.	6.625%	9/15/29	140	140
[8]	Nissan Motor Acceptance Co. LLC	1.050%	3/8/24	3,000	2,972
[8]	Ontario Gaming GTA LP	8.000%	8/1/30	110	114
[8]	Penn Entertainment Inc.	5.625%	1/15/27	85	83

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,10]	Robert Bosch GmbH	4.375%	6/2/43	700	826
[8]	Royal Caribbean Cruises Ltd.	8.250%	1/15/29	274	291
[8]	Royal Caribbean Cruises Ltd.	9.250%	1/15/29	60	65
[8]	Royal Caribbean Cruises Ltd.	7.250%	1/15/30	42	44
	Service Corp. International	4.000%	5/15/31	20	18
	Starbucks Corp.	3.500%	11/15/50	600	467
[8]	Studio City Co. Ltd.	7.000%	2/15/27	240	236
	Tapestry Inc.	7.850%	11/27/33	4,660	4,976
[5]	Toyota Motor Credit Corp.	1.900%	1/13/27	4,045	3,753
[5]	Toyota Motor Credit Corp.	3.050%	3/22/27	3,775	3,618
	Toyota Motor Credit Corp.	3.650%	1/8/29	279	272
[5,10]	Volkswagen International Finance NV	1.500%	1/21/41	700	545
[8]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/28	125	117
					109,487
Consumer Staples (1.5%)
	Altria Group Inc.	2.350%	5/6/25	880	849
	Altria Group Inc.	4.400%	2/14/26	2,570	2,546
	Altria Group Inc.	2.450%	2/4/32	2,945	2,406
	Altria Group Inc.	5.800%	2/14/39	2,000	2,042
	Altria Group Inc.	3.400%	2/4/41	3,000	2,202
	Altria Group Inc.	5.375%	1/31/44	325	321
	Altria Group Inc.	5.950%	2/14/49	135	137
	Altria Group Inc.	4.450%	5/6/50	300	238
[5]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	3,090	3,084
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	4,250	4,049
[5,10]	Anheuser-Busch InBev SA/NV	3.700%	4/2/40	700	788
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	6,230	6,573
	Anheuser-Busch InBev Worldwide Inc.	4.350%	6/1/40	1,000	936
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	1,117	1,119
[8]	B&G Foods Inc.	8.000%	9/15/28	120	126
	BAT Capital Corp.	3.215%	9/6/26	200	191
	BAT Capital Corp.	3.557%	8/15/27	3,471	3,315
	BAT Capital Corp.	4.390%	8/15/37	12,490	10,475
	BAT Capital Corp.	7.079%	8/2/43	4,745	5,045
	BAT Capital Corp.	4.540%	8/15/47	2,930	2,254
	BAT Capital Corp.	3.984%	9/25/50	975	689
	BAT International Finance plc	1.668%	3/25/26	70	65
[5,10]	BAT Netherlands Finance BV	5.375%	2/16/31	600	696
	Conagra Brands Inc.	5.300%	10/1/26	4,860	4,919
[8]	Coty Inc.	5.000%	4/15/26	16	16
[8]	Coty Inc.	6.625%	7/15/30	75	77
	Diageo Capital plc	5.500%	1/24/33	850	905
[8]	Energizer Holdings Inc.	4.750%	6/15/28	529	492
	General Mills Inc.	2.875%	4/15/30	165	149
	General Mills Inc.	2.250%	10/14/31	40	34
	Hershey Co.	4.500%	5/4/33	2,140	2,153
	Hormel Foods Corp.	1.700%	6/3/28	1,160	1,044
	Hormel Foods Corp.	1.800%	6/11/30	275	234
	J M Smucker Co.	2.125%	3/15/32	85	69
	J M Smucker Co.	6.500%	11/15/43	5,150	5,744
	J M Smucker Co.	4.375%	3/15/45	2,000	1,767
	J M Smucker Co.	6.500%	11/15/53	5,150	5,949
	JBS USA LUX SA	5.750%	4/1/33	6,200	6,125
[8]	JBS USA LUX SA	6.750%	3/15/34	4,610	4,850
[8]	JBS USA LUX SA	7.250%	11/15/53	3,300	3,595
	Kenvue Inc.	5.100%	3/22/43	3,385	3,521
[5]	Kimberly-Clark de Mexico SAB de CV	3.250%	3/12/25	7,000	6,835
	Kraft Heinz Foods Co.	3.750%	4/1/30	6,720	6,419

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kroger Co.	2.200%	5/1/30	1,000	856
	Kroger Co.	3.875%	10/15/46	3,125	2,461
[8]	Mondelez International Holdings Netherlands BV	1.250%	9/24/26	5,000	4,552
	Mondelez International Inc.	2.750%	4/13/30	1,289	1,165
	Mondelez International Inc.	1.500%	2/4/31	2,600	2,119
	PepsiCo Inc.	2.625%	7/29/29	3,025	2,789
	PepsiCo Inc.	4.450%	4/14/46	1,000	964
[8]	Performance Food Group Inc.	6.875%	5/1/25	65	65
[8]	Performance Food Group Inc.	4.250%	8/1/29	80	73
	Philip Morris International Inc.	5.000%	11/17/25	4,610	4,631
	Philip Morris International Inc.	5.125%	11/17/27	3,655	3,721
	Philip Morris International Inc.	5.625%	11/17/29	3,000	3,147
	Philip Morris International Inc.	5.125%	2/15/30	2,610	2,657
	Philip Morris International Inc.	2.100%	5/1/30	200	172
	Philip Morris International Inc.	5.500%	9/7/30	250	259
	Philip Morris International Inc.	5.750%	11/17/32	2,830	2,971
	Philip Morris International Inc.	6.375%	5/16/38	7,000	7,829
[10]	Philip Morris International Inc.	1.450%	8/1/39	1,700	1,230
	Philip Morris International Inc.	4.250%	11/10/44	2,050	1,762
	Reynolds American Inc.	4.450%	6/12/25	328	324
	Target Corp.	4.800%	1/15/53	1,190	1,182
	Unilever Capital Corp.	2.125%	9/6/29	294	262
[8]	United Natural Foods Inc.	6.750%	10/15/28	153	124
[8]	US Foods Inc.	6.875%	9/15/28	25	26
[8]	US Foods Inc.	7.250%	1/15/32	40	42
	Walmart Inc.	3.950%	6/28/38	3,685	3,508
					153,934
Energy (2.5%)
[8]	Antero Resources Corp.	5.375%	3/1/30	140	134
[5]	BP Capital Markets America Inc.	3.119%	5/4/26	679	657
[5]	BP Capital Markets America Inc.	3.017%	1/16/27	248	238
	BP Capital Markets America Inc.	3.543%	4/6/27	3,000	2,919
	BP Capital Markets America Inc.	4.234%	11/6/28	6,933	6,895
	BP Capital Markets America Inc.	2.721%	1/12/32	4,538	3,959
	BP Capital Markets plc	3.279%	9/19/27	278	267
[5]	Canacol Energy Ltd.	5.750%	11/24/28	4,875	3,571
	Canadian Natural Resources Ltd.	2.950%	7/15/30	5,545	4,883
	Canadian Natural Resources Ltd.	6.250%	3/15/38	670	702
[5]	Canadian Natural Resources Ltd.	4.950%	6/1/47	650	590
	Cenovus Energy Inc.	6.750%	11/15/39	144	157
	Cenovus Energy Inc.	5.400%	6/15/47	595	563
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	705	667
	Cheniere Energy Inc.	4.625%	10/15/28	305	298
	Cheniere Energy Partners LP	4.000%	3/1/31	450	409
	Cheniere Energy Partners LP	3.250%	1/31/32	2,800	2,386
[8]	Cheniere Energy Partners LP	5.950%	6/30/33	3,205	3,290
	Chevron USA Inc.	3.250%	10/15/29	1,000	950
[8]	Civitas Resources Inc.	8.625%	11/1/30	65	69
[8]	Civitas Resources Inc.	8.750%	7/1/31	135	143
	ConocoPhillips Co.	6.950%	4/15/29	1,000	1,115
	ConocoPhillips Co.	4.300%	11/15/44	265	237
	ConocoPhillips Co.	3.800%	3/15/52	1,000	809
	ConocoPhillips Co.	5.300%	5/15/53	1,985	2,043
	ConocoPhillips Co.	5.700%	9/15/63	1,190	1,287
[8]	Continental Resources Inc.	2.268%	11/15/26	2,000	1,841
	Coterra Energy Inc.	4.375%	3/15/29	2,440	2,371
[8]	CrownRock LP	5.625%	10/15/25	205	205

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	DCP Midstream Operating LP	5.625%	7/15/27	59	61
[8]	DCP Midstream Operating LP	6.750%	9/15/37	8,440	9,241
	Devon Energy Corp.	5.875%	6/15/28	307	310
	Devon Energy Corp.	5.600%	7/15/41	200	193
[8]	Diamond Foreign Asset Co.	8.500%	10/1/30	140	143
	Diamondback Energy Inc.	3.125%	3/24/31	215	191
	Diamondback Energy Inc.	6.250%	3/15/33	3,590	3,843
[8]	DT Midstream Inc.	4.125%	6/15/29	455	420
[8]	DT Midstream Inc.	4.375%	6/15/31	315	284
[5]	Eastern Gas Transmission & Storage Inc.	3.600%	12/15/24	66	65
	Enbridge Energy Partners LP	5.500%	9/15/40	125	123
	Enbridge Inc.	2.500%	2/14/25	920	892
	Enbridge Inc.	3.125%	11/15/29	450	412
	Enbridge Inc.	6.700%	11/15/53	5,995	6,986
[8]	Endeavor Energy Resources LP	5.750%	1/30/28	105	105
	Energy Transfer LP	2.900%	5/15/25	9,500	9,213
	Energy Transfer LP	4.400%	3/15/27	6,067	5,936
	Energy Transfer LP	3.750%	5/15/30	1,420	1,318
	Energy Transfer LP	6.400%	12/1/30	6,455	6,905
	Energy Transfer LP	5.750%	2/15/33	2,470	2,552
	Energy Transfer LP	6.550%	12/1/33	6,475	7,033
	Energy Transfer LP	6.050%	6/1/41	700	706
	Energy Transfer LP	6.500%	2/1/42	1,400	1,481
	Energy Transfer LP	5.300%	4/1/44	1,825	1,682
	Energy Transfer LP	5.150%	3/15/45	1,520	1,395
	Energy Transfer LP	6.250%	4/15/49	400	415
[8]	EnLink Midstream LLC	5.625%	1/15/28	100	99
	EnLink Midstream LLC	5.375%	6/1/29	260	254
	Enterprise Products Operating LLC	2.800%	1/31/30	2,175	1,969
	Enterprise Products Operating LLC	5.350%	1/31/33	2,195	2,301
	Enterprise Products Operating LLC	5.950%	2/1/41	380	409
	Enterprise Products Operating LLC	4.850%	3/15/44	2,400	2,309
	Enterprise Products Operating LLC	5.100%	2/15/45	2,000	1,970
	Enterprise Products Operating LLC	4.900%	5/15/46	860	822
	Enterprise Products Operating LLC	3.700%	1/31/51	1,000	798
	EOG Resources Inc.	4.375%	4/15/30	430	429
	EOG Resources Inc.	3.900%	4/1/35	200	184
[8]	EQM Midstream Partners LP	7.500%	6/1/27	150	155
[8]	EQM Midstream Partners LP	6.500%	7/1/27	155	158
	EQM Midstream Partners LP	5.500%	7/15/28	295	293
[8]	EQM Midstream Partners LP	7.500%	6/1/30	147	159
	EQT Corp.	3.900%	10/1/27	2,198	2,104
	Exxon Mobil Corp.	4.227%	3/19/40	2,235	2,076
	Exxon Mobil Corp.	4.114%	3/1/46	1,000	892
[5]	Galaxy Pipeline Assets Bidco Ltd.	2.625%	3/31/36	13,355	11,089
	Genesis Energy LP	8.250%	1/15/29	90	93
	Helmerich & Payne Inc.	2.900%	9/29/31	5,185	4,352
	Hess Corp.	7.300%	8/15/31	185	214
[8]	Hilcorp Energy I LP	5.750%	2/1/29	80	78
[8]	Hilcorp Energy I LP	6.000%	2/1/31	95	92
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	2,891	2,947
[8]	Kinetik Holdings LP	6.625%	12/15/28	70	72
	MPLX LP	1.750%	3/1/26	2,000	1,871
	MPLX LP	4.500%	4/15/38	1,850	1,647
	MPLX LP	4.950%	3/14/52	1,500	1,339
	MPLX LP	5.650%	3/1/53	476	470
	NuStar Logistics LP	6.375%	10/1/30	230	231

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Occidental Petroleum Corp.	5.500%	12/1/25	2,465	2,471
	Occidental Petroleum Corp.	5.550%	3/15/26	200	202
	Occidental Petroleum Corp.	6.375%	9/1/28	1,860	1,961
	Occidental Petroleum Corp.	6.625%	9/1/30	1,630	1,735
	Occidental Petroleum Corp.	6.125%	1/1/31	993	1,033
	Occidental Petroleum Corp.	7.500%	5/1/31	1,165	1,307
	Occidental Petroleum Corp.	6.450%	9/15/36	440	467
	Occidental Petroleum Corp.	6.600%	3/15/46	160	173
	ONEOK Inc.	5.550%	11/1/26	3,720	3,785
	ONEOK Inc.	5.650%	11/1/28	3,725	3,850
	ONEOK Inc.	3.400%	9/1/29	500	461
	ONEOK Inc.	5.800%	11/1/30	4,370	4,547
	ONEOK Partners LP	6.125%	2/1/41	1,355	1,415
	Ovintiv Inc.	5.650%	5/15/25	6,685	6,711
[8]	Permian Resources Operating LLC	7.750%	2/15/26	210	214
[8]	Permian Resources Operating LLC	5.875%	7/1/29	615	598
[8]	Permian Resources Operating LLC	7.000%	1/15/32	120	124
	Phillips 66	4.650%	11/15/34	1,035	1,006
	Phillips 66 Co.	3.150%	12/15/29	2,569	2,364
	Pioneer Natural Resources Co.	1.900%	8/15/30	2,000	1,700
	Pioneer Natural Resources Co.	2.150%	1/15/31	5,410	4,606
	Plains All American Pipeline LP	3.550%	12/15/29	1,000	921
	Plains All American Pipeline LP	4.900%	2/15/45	410	354
[5]	QazaqGaz NC JSC	4.375%	9/26/27	1,269	1,220
	Range Resources Corp.	8.250%	1/15/29	135	141
	Sabine Pass Liquefaction LLC	5.625%	3/1/25	570	571
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	6,739	6,857
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	2,964	2,904
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	2,000	1,957
	Shell International Finance BV	2.375%	11/7/29	985	887
	Shell International Finance BV	2.750%	4/6/30	4,390	4,015
	Shell International Finance BV	4.550%	8/12/43	500	473
	Shell International Finance BV	4.375%	5/11/45	500	459
	Shell International Finance BV	3.750%	9/12/46	550	457
	Shell International Finance BV	3.125%	11/7/49	1,300	957
	Suncor Energy Inc.	6.500%	6/15/38	855	915
	Suncor Energy Inc.	3.750%	3/4/51	1,168	877
[8]	Sunoco LP	7.000%	9/15/28	255	263
	Targa Resources Corp.	6.150%	3/1/29	8,675	9,082
	Targa Resources Corp.	6.125%	3/15/33	3,250	3,428
	Targa Resources Corp.	6.500%	3/30/34	8,360	9,041
	Targa Resources Partners LP	6.500%	7/15/27	120	122
	Targa Resources Partners LP	5.000%	1/15/28	1,500	1,483
	Targa Resources Partners LP	6.875%	1/15/29	655	677
	Targa Resources Partners LP	4.875%	2/1/31	1,500	1,456
[5,10]	TotalEnergies SE	2.000%	Perpetual	900	915
	TransCanada PipeLines Ltd.	4.100%	4/15/30	2,915	2,773
	TransCanada PipeLines Ltd.	2.500%	10/12/31	2,695	2,256
	TransCanada PipeLines Ltd.	4.625%	3/1/34	1,155	1,093
	TransCanada PipeLines Ltd.	6.200%	10/15/37	900	958
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	75	73
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	780	708
[8]	Transocean Inc.	8.750%	2/15/30	157	164
[8]	Transocean Titan Financing Ltd.	8.375%	2/1/28	105	109
[8]	Valaris Ltd.	8.375%	4/30/30	220	225
	Valero Energy Corp.	4.350%	6/1/28	205	202
	Valero Energy Corp.	3.650%	12/1/51	2,000	1,461
[8]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	475	428

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Venture Global Calcasieu Pass LLC	6.250%	1/15/30	85	85
[8]	Venture Global LNG Inc.	8.125%	6/1/28	75	76
[8]	Venture Global LNG Inc.	9.500%	2/1/29	300	317
[8]	Venture Global LNG Inc.	8.375%	6/1/31	310	310
[8]	Venture Global LNG Inc.	9.875%	2/1/32	45	47
[8]	Viper Energy Inc.	7.375%	11/1/31	85	88
	Western Midstream Operating LP	4.500%	3/1/28	1,198	1,160
	Western Midstream Operating LP	4.750%	8/15/28	2,614	2,556
	Williams Cos. Inc.	4.650%	8/15/32	2,100	2,052
	Williams Cos. Inc.	6.300%	4/15/40	200	214
	Williams Cos. Inc.	5.100%	9/15/45	535	504
					256,457
Financials (13.0%)
[5,10]	ABN AMRO Bank NV	5.125%	2/22/33	2,200	2,500
	AerCap Ireland Capital DAC	2.450%	10/29/26	847	785
	AerCap Ireland Capital DAC	6.100%	1/15/27	20,760	21,206
	AerCap Ireland Capital DAC	3.650%	7/21/27	332	316
	AerCap Ireland Capital DAC	4.625%	10/15/27	1,231	1,209
	AerCap Ireland Capital DAC	3.000%	10/29/28	9,235	8,431
	AerCap Ireland Capital DAC	3.300%	1/30/32	2,450	2,134
	AerCap Ireland Capital DAC	3.850%	10/29/41	2,700	2,184
[5,10]	Allianz SE	4.597%	9/7/38	1,200	1,357
	Allstate Corp.	5.250%	3/30/33	5,000	5,108
	American Express Co.	3.950%	8/1/25	14,600	14,367
	American Express Co.	5.850%	11/5/27	4,100	4,278
	American Express Co.	6.489%	10/30/31	10,280	11,146
	American International Group Inc.	4.800%	7/10/45	715	675
	American International Group Inc.	4.375%	6/30/50	1,716	1,535
	Ameriprise Financial Inc.	3.700%	10/15/24	207	204
	Ameriprise Financial Inc.	3.000%	4/2/25	694	677
	Aon Corp.	2.800%	5/15/30	200	177
	Aon Global Ltd.	4.600%	6/14/44	478	428
	Aon Global Ltd.	4.750%	5/15/45	505	466
[5,10]	Argenta Spaarbank NV	1.000%	10/13/26	3,100	3,229
[5,10]	Argenta Spaarbank NV	1.000%	1/29/27	2,800	2,819
	Arthur J Gallagher & Co.	6.750%	2/15/54	2,850	3,345
[8]	Athene Global Funding	0.950%	1/8/24	2,000	1,997
[9,12]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 2.000%	6.333%	7/26/29	8,000	5,475
[5,11]	Aviva plc	6.875%	5/20/58	1,200	1,583
[5,10]	AXA SA	3.875%	Perpetual	2,387	2,594
	Banco Santander SA	5.147%	8/18/25	5,000	4,974
	Banco Santander SA	6.607%	11/7/28	2,000	2,131
	Banco Santander SA	6.921%	8/8/33	2,000	2,133
	Banco Santander SA	6.938%	11/7/33	1,140	1,268
[5]	Bank of America Corp.	3.366%	1/23/26	4,099	4,004
[5]	Bank of America Corp.	1.319%	6/19/26	1,755	1,652
	Bank of America Corp.	5.933%	9/15/27	17,000	17,342
[5]	Bank of America Corp.	3.705%	4/24/28	244	233
[5]	Bank of America Corp.	3.970%	3/5/29	3,495	3,338
[5]	Bank of America Corp.	2.087%	6/14/29	8,590	7,575
[5]	Bank of America Corp.	3.194%	7/23/30	1,050	952
	Bank of America Corp.	2.299%	7/21/32	6,800	5,554
[5]	Bank of America Corp.	2.972%	2/4/33	9,430	8,013
	Bank of America Corp.	4.571%	4/27/33	5,500	5,246
[5]	Bank of America Corp.	4.078%	4/23/40	5,429	4,762
[5]	Bank of America Corp.	2.676%	6/19/41	1,700	1,219

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of America Corp.	3.311%	4/22/42	400	312
[5]	Bank of America Corp.	4.875%	4/1/44	1,000	974
[5]	Bank of America Corp.	3.946%	1/23/49	1,000	841
[5]	Bank of America Corp.	4.083%	3/20/51	2,000	1,689
[5]	Bank of America Corp.	2.831%	10/24/51	1,000	679
	Bank of America NA	5.526%	8/18/26	15,900	16,194
	Bank of New York Mellon Corp.	4.414%	7/24/26	4,300	4,255
	Bank of New York Mellon Corp.	4.947%	4/26/27	28,200	28,194
[5]	Bank of New York Mellon Corp.	5.802%	10/25/28	3,370	3,494
	Bank of New York Mellon Corp.	4.543%	2/1/29	3,000	2,981
	Bank of New York Mellon Corp.	4.596%	7/26/30	2,900	2,885
	Bank of New York Mellon Corp.	4.706%	2/1/34	3,000	2,933
[5]	Bank of New York Mellon Corp.	4.967%	4/26/34	2,490	2,480
[5]	Bank of Nova Scotia	3.450%	4/11/25	6,270	6,140
	Bank of Nova Scotia	4.750%	2/2/26	7,200	7,187
[5,10]	Banque Federative du Credit Mutuel SA	4.125%	6/14/33	1,200	1,389
	Barclays plc	5.304%	8/9/26	3,400	3,387
	Barclays plc	4.836%	5/9/28	8,300	8,094
	Barclays plc	5.501%	8/9/28	4,750	4,775
	Barclays plc	7.385%	11/2/28	2,000	2,137
[10]	Barclays plc	0.577%	8/9/29	900	854
[5,10]	Barclays plc	4.918%	8/8/30	1,300	1,494
	Barclays plc	7.437%	11/2/33	4,000	4,483
	Barclays plc	7.119%	6/27/34	10,270	10,931
	Berkshire Hathaway Finance Corp.	3.850%	3/15/52	5,780	4,849
[8]	Blackstone Holdings Finance Co. LLC	2.000%	1/30/32	4,007	3,153
[5,10]	Blackstone Property Partners Europe Holdings Sarl	2.000%	2/15/24	1,000	1,100
[5,10]	Blackstone Property Partners Europe Holdings Sarl	2.200%	7/24/25	1,000	1,056
[5,10]	Blackstone Property Partners Europe Holdings Sarl	1.000%	10/20/26	2,054	2,032
[5,10]	Blackstone Property Partners Europe Holdings Sarl	1.250%	4/26/27	1,000	968
[10]	Blackstone Property Partners Europe Holdings Sarl	3.625%	10/29/29	800	811
[8]	BPCE SA	5.975%	1/18/27	8,561	8,622
	Canadian Imperial Bank of Commerce	5.144%	4/28/25	8,993	8,996
	Capital One Financial Corp.	3.750%	7/28/26	4,750	4,550
	Capital One Financial Corp.	3.750%	3/9/27	1,000	956
	Capital One Financial Corp.	7.149%	10/29/27	20,045	20,815
	Capital One Financial Corp.	5.468%	2/1/29	1,060	1,060
	Capital One Financial Corp.	6.312%	6/8/29	4,760	4,883
[5]	Capital One Financial Corp.	7.624%	10/30/31	17,010	18,662
	Capital One Financial Corp.	5.268%	5/10/33	2,000	1,963
	Capital One Financial Corp.	5.817%	2/1/34	4,500	4,482
	Charles Schwab Corp.	2.450%	3/3/27	2,485	2,313
	Charles Schwab Corp.	5.643%	5/19/29	1,019	1,046
	Charles Schwab Corp.	6.196%	11/17/29	5,470	5,742
	Chubb INA Holdings Inc.	1.375%	9/15/30	1,582	1,304
	Chubb INA Holdings Inc.	4.350%	11/3/45	1,710	1,607
	Citigroup Inc.	2.014%	1/25/26	6,800	6,534
	Citigroup Inc.	3.200%	10/21/26	1,524	1,454
	Citigroup Inc.	4.450%	9/29/27	1,907	1,863
[5]	Citigroup Inc.	4.075%	4/23/29	2,243	2,161
	Citigroup Inc.	6.174%	5/25/34	6,670	6,918
[5]	Citigroup Inc.	3.878%	1/24/39	1,500	1,295
	Citigroup Inc.	4.650%	7/30/45	2,316	2,107
	Citigroup Inc.	4.650%	7/23/48	1,000	925

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,10]	Cooperatieve Rabobank UA	4.000%	1/10/30	1,300	1,482
	Corebridge Financial Inc.	3.500%	4/4/25	1,800	1,756
	Corebridge Financial Inc.	3.650%	4/5/27	1,940	1,868
	Corebridge Financial Inc.	3.850%	4/5/29	4,020	3,795
	Corebridge Financial Inc.	3.900%	4/5/32	2,410	2,183
	Corebridge Financial Inc.	4.350%	4/5/42	2,260	1,915
	Corebridge Financial Inc.	4.400%	4/5/52	3,630	3,045
[5,10]	Credit Agricole SA	0.500%	9/21/29	4,500	4,329
[5,10]	Credit Mutuel Arkea SA	3.375%	9/19/27	6,400	7,088
	Credit Suisse AG	4.750%	8/9/24	10,000	9,933
[5,10]	Credit Suisse AG	0.250%	1/5/26	5,200	5,383
[5,10]	Credit Suisse AG	1.500%	4/10/26	7,000	7,388
	Credit Suisse AG	5.000%	7/9/27	3,500	3,500
	Credit Suisse AG	7.500%	2/15/28	1,500	1,644
[10]	Danske Bank A/S	4.125%	1/10/31	1,700	1,942
[5,10]	Danske Bank A/S	1.000%	5/15/31	2,700	2,782
[5,10]	Deutsche Bank AG	1.625%	1/20/27	1,200	1,244
	Deutsche Bank AG	7.146%	7/13/27	1,000	1,039
	Deutsche Bank AG	6.720%	1/18/29	1,000	1,047
	Deutsche Bank AG	6.819%	11/20/29	5,920	6,228
	Deutsche Bank AG	7.079%	2/10/34	4,130	4,243
	Equitable Holdings Inc.	5.594%	1/11/33	7,250	7,461
	Equitable Holdings Inc.	5.000%	4/20/48	290	270
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	1,500	1,106
	Fifth Third Bancorp	1.707%	11/1/27	2,050	1,847
	Fifth Third Bancorp	3.950%	3/14/28	8,025	7,702
	Fifth Third Bancorp	6.339%	7/27/29	26,299	27,361
	Fifth Third Bancorp	4.337%	4/25/33	4,365	4,059
[5]	Fifth Third Bank NA	3.950%	7/28/25	3,600	3,523
	FS KKR Capital Corp.	3.400%	1/15/26	1,200	1,136
	GATX Corp.	3.500%	6/1/32	3,200	2,801
[8]	GGAM Finance Ltd.	8.000%	2/15/27	130	133
[8]	Global Atlantic Fin Co.	7.950%	6/15/33	19,540	21,676
	Goldman Sachs Group Inc.	5.700%	11/1/24	5,105	5,118
	Goldman Sachs Group Inc.	3.750%	2/25/26	207	202
	Goldman Sachs Group Inc.	6.750%	10/1/37	8,320	9,173
[5]	Goldman Sachs Group Inc.	4.411%	4/23/39	5,128	4,650
	Goldman Sachs Group Inc.	3.210%	4/22/42	1,500	1,148
[5]	Goldman Sachs Group Inc.	4.800%	7/8/44	3,480	3,295
	Goldman Sachs Group Inc.	4.750%	10/21/45	2,180	2,068
	HSBC Holdings plc	0.976%	5/24/25	2,900	2,842
	HSBC Holdings plc	4.300%	3/8/26	215	211
	HSBC Holdings plc	2.999%	3/10/26	6,950	6,742
	HSBC Holdings plc	3.900%	5/25/26	257	250
[5]	HSBC Holdings plc	2.099%	6/4/26	3,967	3,777
[5]	HSBC Holdings plc	4.292%	9/12/26	200	196
	HSBC Holdings plc	1.589%	5/24/27	2,910	2,668
	HSBC Holdings plc	5.887%	8/14/27	17,845	18,097
[5]	HSBC Holdings plc	4.041%	3/13/28	652	628
	HSBC Holdings plc	6.161%	3/9/29	3,000	3,100
[5]	HSBC Holdings plc	4.583%	6/19/29	348	338
[10]	HSBC Holdings plc	0.641%	9/24/29	1,600	1,549
[5]	HSBC Holdings plc	3.973%	5/22/30	248	232
[5]	HSBC Holdings plc	2.357%	8/18/31	1,000	830
[11]	HSBC Holdings plc	6.800%	9/14/31	1,764	2,419
	HSBC Holdings plc	6.547%	6/20/34	8,660	9,065
[5]	HSBC Holdings plc	6.500%	9/15/37	4,031	4,226
	HSBC Holdings plc	6.332%	3/9/44	5,000	5,402

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	HSBC USA Inc.	5.625%	3/17/25	5,900	5,932
	Huntington Bancshares Inc.	6.208%	8/21/29	10,500	10,825
	Huntington Bancshares Inc.	5.023%	5/17/33	12,878	12,480
	ING Groep NV	3.950%	3/29/27	214	207
	ING Groep NV	4.050%	4/9/29	236	228
[10]	ING Groep NV	1.000%	11/13/30	3,500	3,621
	Intercontinental Exchange Inc.	4.950%	6/15/52	1,600	1,601
	Intercontinental Exchange Inc.	3.000%	9/15/60	2,500	1,693
	Intercontinental Exchange Inc.	5.200%	6/15/62	350	358
	Invesco Finance plc	4.000%	1/30/24	200	200
	Invesco Finance plc	5.375%	11/30/43	590	585
[10]	JAB Holdings BV	4.750%	6/29/32	800	940
[10]	JAB Holdings BV	2.250%	12/19/39	700	599
[5]	JPMorgan Chase & Co.	2.005%	3/13/26	2,010	1,931
	JPMorgan Chase & Co.	3.200%	6/15/26	303	292
	JPMorgan Chase & Co.	1.578%	4/22/27	2,000	1,846
	JPMorgan Chase & Co.	4.323%	4/26/28	2,000	1,967
	JPMorgan Chase & Co.	4.851%	7/25/28	3,370	3,370
	JPMorgan Chase & Co.	6.400%	5/15/38	3,000	3,437
[5]	JPMorgan Chase & Co.	3.882%	7/24/38	1,304	1,156
[5]	JPMorgan Chase & Co.	3.109%	4/22/41	5,930	4,584
	JPMorgan Chase & Co.	5.600%	7/15/41	1,341	1,425
	JPMorgan Chase & Co.	2.525%	11/19/41	2,620	1,858
[5]	JPMorgan Chase & Co.	3.964%	11/15/48	660	555
[5]	JPMorgan Chase & Co.	3.109%	4/22/51	3,600	2,590
	JPMorgan Chase & Co.	3.328%	4/22/52	1,750	1,312
	JPMorgan Chase Bank NA	5.110%	12/8/26	13,910	14,041
[5]	KeyBank NA	4.150%	8/8/25	1,000	970
[5]	Lloyds Banking Group plc	3.870%	7/9/25	1,593	1,578
	Lloyds Banking Group plc	4.716%	8/11/26	3,300	3,257
	Lloyds Banking Group plc	5.871%	3/6/29	3,400	3,485
	LPL Holdings Inc.	6.750%	11/17/28	6,760	7,199
	M&T Bank Corp.	7.413%	10/30/29	34,810	37,491
	M&T Bank Corp.	5.053%	1/27/34	4,600	4,358
	Manufacturers & Traders Trust Co.	4.650%	1/27/26	6,740	6,597
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	5,290	5,143
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	254	249
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	2,000	1,934
	Marsh & McLennan Cos. Inc.	5.700%	9/15/53	4,000	4,347
	Mastercard Inc.	4.850%	3/9/33	2,047	2,116
[5]	MDGH GMTN RSC Ltd.	3.000%	3/28/27	7,600	7,216
	MetLife Inc.	4.875%	11/13/43	2,000	1,951
	MetLife Inc.	5.000%	7/15/52	2,000	1,988
[5,10]	Metropolitan Life Global Funding I	3.750%	12/5/30	1,500	1,701
[8]	Midcap Financial Issuer Trust	5.625%	1/15/30	347	306
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	636	626
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	1,000	944
	Mitsubishi UFJ Financial Group Inc.	5.541%	4/17/26	6,200	6,216
	Mitsubishi UFJ Financial Group Inc.	5.242%	4/19/29	3,000	3,041
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	265	244
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	515	451
[5]	Morgan Stanley	4.000%	7/23/25	4,444	4,381
	Morgan Stanley	5.000%	11/24/25	4,750	4,744
[5]	Morgan Stanley	3.875%	1/27/26	707	693
[5]	Morgan Stanley	2.188%	4/28/26	2,070	1,988
	Morgan Stanley	4.679%	7/17/26	2,360	2,338
	Morgan Stanley	3.625%	1/20/27	573	556
	Morgan Stanley	5.050%	1/28/27	14,190	14,202

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Morgan Stanley	3.950%	4/23/27	4,750	4,610
	Morgan Stanley	2.475%	1/21/28	3,500	3,248
[5]	Morgan Stanley	3.591%	7/22/28	751	717
	Morgan Stanley	5.123%	2/1/29	3,150	3,163
[10]	Morgan Stanley	0.495%	10/26/29	1,100	1,048
[5]	Morgan Stanley	2.699%	1/22/31	500	438
[5]	Morgan Stanley	3.622%	4/1/31	265	244
[5]	Morgan Stanley	1.794%	2/13/32	1,000	798
	Morgan Stanley	4.889%	7/20/33	2,000	1,951
	Morgan Stanley	6.627%	11/1/34	6,790	7,523
	Morgan Stanley	5.948%	1/19/38	8,690	8,799
[5]	Morgan Stanley	3.971%	7/22/38	1,000	877
[5]	Morgan Stanley	4.457%	4/22/39	4,045	3,729
	Morgan Stanley	6.375%	7/24/42	1,740	2,015
	Morgan Stanley	4.300%	1/27/45	725	655
[5]	Morgan Stanley	2.802%	1/25/52	1,215	811
[5]	Morgan Stanley Bank NA	4.754%	4/21/26	13,200	13,193
	Nasdaq Inc.	5.650%	6/28/25	3,070	3,099
	Nasdaq Inc.	5.350%	6/28/28	10,000	10,297
	Nasdaq Inc.	2.500%	12/21/40	1,675	1,164
	Nasdaq Inc.	3.950%	3/7/52	665	527
	Nasdaq Inc.	5.950%	8/15/53	5,000	5,384
[5]	NatWest Group plc	4.269%	3/22/25	700	698
[5]	NatWest Group plc	3.073%	5/22/28	1,175	1,092
[5]	NatWest Group plc	4.892%	5/18/29	3,400	3,342
	Navient Corp.	9.375%	7/25/30	100	105
	Nomura Holdings Inc.	2.710%	1/22/29	1,300	1,151
[5,10]	Nordea Bank Abp	2.500%	5/23/29	2,300	2,440
	Northern Trust Corp.	4.000%	5/10/27	4,000	3,945
	OneMain Finance Corp.	3.500%	1/15/27	305	283
	OneMain Finance Corp.	7.875%	3/15/30	35	36
[8]	Penske Truck Leasing Co. LP	4.000%	7/15/25	2,730	2,670
[8]	Penske Truck Leasing Co. LP	6.050%	8/1/28	4,300	4,456
[5]	PNC Bank NA	3.100%	10/25/27	262	246
[5]	PNC Bank NA	2.700%	10/22/29	200	176
	PNC Financial Services Group Inc.	5.068%	1/24/34	8,070	7,892
	PNC Financial Services Group Inc.	5.939%	8/18/34	3,840	4,002
	PNC Financial Services Group Inc.	6.875%	10/20/34	13,500	14,992
	Progressive Corp.	2.500%	3/15/27	1,800	1,690
	Progressive Corp.	4.950%	6/15/33	2,945	3,020
[8]	Protective Life Corp.	4.300%	9/30/28	85	83
[5]	Prudential Financial Inc.	3.000%	3/10/40	3,000	2,334
	Prudential Financial Inc.	3.935%	12/7/49	2,530	2,087
[5]	Prudential Financial Inc.	4.350%	2/25/50	500	444
[5]	Prudential Financial Inc.	3.700%	3/13/51	1,660	1,317
	RenaissanceRe Holdings Ltd.	5.750%	6/5/33	4,000	4,045
[11]	Rothesay Life plc	8.000%	10/30/25	1,189	1,562
[5,11]	Rothesay Life plc	7.734%	5/16/33	300	407
[5]	Royal Bank of Canada	3.970%	7/26/24	8,000	7,935
[5]	Royal Bank of Canada	4.950%	4/25/25	33,600	33,615
[5]	Royal Bank of Canada	6.000%	11/1/27	11,900	12,473
	Santander Holdings USA Inc.	6.499%	3/9/29	2,000	2,069
	Santander UK Group Holdings plc	6.833%	11/21/26	3,000	3,058
	Santander UK Group Holdings plc	6.534%	1/10/29	2,000	2,072
[8]	Societe Generale SA	1.792%	6/9/27	3,665	3,337
[8]	Standard Chartered plc	7.767%	11/16/28	11,621	12,541
	State Street Corp.	5.820%	11/4/28	920	955
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	220	214

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	290	283
	Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/26	10,050	10,281
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	427	405
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	200	192
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/28	6,500	6,654
	Sumitomo Mitsui Financial Group Inc.	5.710%	1/13/30	4,000	4,156
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	273	242
	Sumitomo Mitsui Financial Group Inc.	6.184%	7/13/43	1,000	1,114
	Synovus Bank	5.625%	2/15/28	2,000	1,925
	Toronto-Dominion Bank	3.766%	6/6/25	4,000	3,935
[5]	Toronto-Dominion Bank	5.532%	7/17/26	9,740	9,927
	Toronto-Dominion Bank	5.156%	1/10/28	3,500	3,563
	UBS AG	5.800%	9/11/25	35,000	35,413
	UBS AG	5.650%	9/11/28	10,000	10,373
[8]	UBS Group AG	6.327%	12/22/27	7,360	7,585
[8]	UBS Group AG	4.282%	1/9/28	15,440	14,928
[10]	UBS Group AG	7.750%	3/1/29	1,500	1,907
[8]	UBS Group AG	4.194%	4/1/31	10,000	9,321
[5]	US Bancorp	3.900%	4/26/28	300	290
[5]	US Bancorp	4.548%	7/22/28	7,900	7,787
	US Bancorp	4.653%	2/1/29	3,000	2,952
	US Bancorp	5.775%	6/12/29	21,830	22,422
[5]	US Bancorp	4.967%	7/22/33	5,920	5,618
	US Bancorp	5.850%	10/21/33	1,000	1,032
	US Bancorp	4.839%	2/1/34	2,020	1,937
	US Bancorp	5.836%	6/12/34	6,120	6,317
[8]	USI Inc.	7.500%	1/15/32	60	61
[5]	Wells Fargo & Co.	3.550%	9/29/25	540	528
[5]	Wells Fargo & Co.	2.164%	2/11/26	3,256	3,135
	Wells Fargo & Co.	3.000%	4/22/26	504	483
[5]	Wells Fargo & Co.	2.188%	4/30/26	3,600	3,450
	Wells Fargo & Co.	3.000%	10/23/26	545	518
[5]	Wells Fargo & Co.	3.196%	6/17/27	200	191
[5]	Wells Fargo & Co.	3.584%	5/22/28	244	232
[5]	Wells Fargo & Co.	2.393%	6/2/28	6,500	5,953
[5]	Wells Fargo & Co.	3.350%	3/2/33	5,460	4,775
[5]	Wells Fargo & Co.	4.897%	7/25/33	3,000	2,924
	Wells Fargo & Co.	5.389%	4/24/34	6,500	6,523
	Wells Fargo & Co.	6.491%	10/23/34	7,000	7,624
[5,11]	Wells Fargo & Co.	4.875%	11/29/35	700	839
[5]	Wells Fargo & Co.	3.068%	4/30/41	2,750	2,079
	Wells Fargo & Co.	5.375%	11/2/43	2,550	2,482
[5]	Wells Fargo & Co.	4.400%	6/14/46	750	630
[5]	Wells Fargo & Co.	5.013%	4/4/51	450	429
[5]	Wells Fargo & Co.	4.611%	4/25/53	750	678
[5]	Wells Fargo Bank NA	5.450%	8/7/26	7,500	7,622
[5]	Wells Fargo Bank NA	6.600%	1/15/38	400	446
	Westpac Banking Corp.	1.953%	11/20/28	5,000	4,424
[5]	Westpac Banking Corp.	2.894%	2/4/30	2,700	2,602
	Westpac Banking Corp.	2.963%	11/16/40	1,175	810
	Willis North America Inc.	2.950%	9/15/29	1,585	1,421
	Willis North America Inc.	3.875%	9/15/49	680	526
					1,315,726
Health Care (2.1%)
	Abbott Laboratories	4.900%	11/30/46	1,019	1,045
	AbbVie Inc.	3.200%	11/21/29	313	292
	AbbVie Inc.	4.050%	11/21/39	8,632	7,807
	AbbVie Inc.	4.875%	11/14/48	2,395	2,342

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AbbVie Inc.	4.250%	11/21/49	725	647
[5]	AdventHealth Obligated Group	2.795%	11/15/51	5,700	3,873
[5]	Allina Health System	3.887%	4/15/49	1,135	943
	Amgen Inc.	2.200%	2/21/27	2,609	2,426
	Amgen Inc.	3.150%	2/21/40	2,250	1,753
	Amgen Inc.	4.950%	10/1/41	8,375	8,037
	Amgen Inc.	5.600%	3/2/43	6,240	6,453
	Amgen Inc.	3.375%	2/21/50	750	560
	Amgen Inc.	5.650%	3/2/53	1,720	1,813
	Amgen Inc.	5.750%	3/2/63	1,740	1,830
	AstraZeneca Finance LLC	1.200%	5/28/26	1,000	926
	AstraZeneca Finance LLC	1.750%	5/28/28	1,800	1,612
	AstraZeneca plc	4.000%	9/18/42	3,990	3,624
[8]	Bausch & Lomb Escrow Corp.	8.375%	10/1/28	90	95
	Becton Dickinson & Co.	4.693%	2/13/28	2,200	2,210
	Becton Dickinson & Co.	4.669%	6/6/47	300	280
[5]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	3,635	2,346
	Boston Scientific Corp.	1.900%	6/1/25	1,000	958
	Boston Scientific Corp.	4.550%	3/1/39	392	375
	Bristol-Myers Squibb Co.	3.400%	7/26/29	666	631
	Bristol-Myers Squibb Co.	1.450%	11/13/30	75	62
	Bristol-Myers Squibb Co.	5.750%	2/1/31	450	482
	Bristol-Myers Squibb Co.	4.550%	2/20/48	680	619
	Bristol-Myers Squibb Co.	4.250%	10/26/49	450	390
	Bristol-Myers Squibb Co.	2.550%	11/13/50	3,250	2,060
[8]	Catalent Pharma Solutions Inc.	3.125%	2/15/29	250	219
[8]	Catalent Pharma Solutions Inc.	3.500%	4/1/30	150	131
	Cencora Inc.	4.300%	12/15/47	3,400	3,048
	Centene Corp.	2.450%	7/15/28	2,990	2,671
	Centene Corp.	3.000%	10/15/30	227	198
	Centene Corp.	2.625%	8/1/31	1,290	1,076
[5]	Children's Hospital of Philadelphia	2.704%	7/1/50	2,850	1,892
[5]	CHRISTUS Health	4.341%	7/1/28	200	197
	Cigna Group	1.250%	3/15/26	1,500	1,390
	Cigna Group	2.375%	3/15/31	1,815	1,549
	Cigna Group	4.800%	8/15/38	1,730	1,676
	Cigna Group	3.400%	3/15/50	1,550	1,146
[5]	City of Hope	4.378%	8/15/48	80	68
	CommonSpirit Health	2.760%	10/1/24	615	602
	CVS Health Corp.	3.250%	8/15/29	20	19
	CVS Health Corp.	5.125%	2/21/30	7,300	7,415
	CVS Health Corp.	4.780%	3/25/38	21,147	19,991
	CVS Health Corp.	2.700%	8/21/40	1,300	929
	CVS Health Corp.	6.000%	6/1/63	4,855	5,171
[8]	DaVita Inc.	3.750%	2/15/31	165	135
	DH Europe Finance II Sarl	2.600%	11/15/29	500	452
	DH Europe Finance II Sarl	3.400%	11/15/49	1,120	886
	Elevance Health Inc.	3.650%	12/1/27	1,985	1,926
	Elevance Health Inc.	3.125%	5/15/50	2,450	1,772
	Elevance Health Inc.	6.100%	10/15/52	2,085	2,371
	Eli Lilly & Co.	3.375%	3/15/29	200	192
	Eli Lilly & Co.	2.500%	9/15/60	1,800	1,134
[8]	Fortrea Holdings Inc.	7.500%	7/1/30	105	108
	GE HealthCare Technologies Inc.	5.600%	11/15/25	5,375	5,422
	GE HealthCare Technologies Inc.	5.857%	3/15/30	2,215	2,329
	GE HealthCare Technologies Inc.	5.905%	11/22/32	2,630	2,805
	GE HealthCare Technologies Inc.	6.377%	11/22/52	1,425	1,656
	Gilead Sciences Inc.	3.650%	3/1/26	433	424

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Gilead Sciences Inc.	4.150%	3/1/47	1,660	1,448
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	298	294
	HCA Inc.	5.250%	6/15/26	757	761
	HCA Inc.	3.625%	3/15/32	6,090	5,448
[8]	IQVIA Inc.	6.250%	2/1/29	215	224
[8]	IQVIA Inc.	6.500%	5/15/30	155	159
	Kaiser Foundation Hospitals	3.150%	5/1/27	3,550	3,397
[8]	LifePoint Health Inc.	11.000%	10/15/30	85	90
[8]	Medline Borrower LP	3.875%	4/1/29	148	134
[8]	Medline Borrower LP	5.250%	10/1/29	75	71
	Medtronic Inc.	4.625%	3/15/45	305	297
	Merck & Co. Inc.	1.900%	12/10/28	150	135
	Merck & Co. Inc.	3.400%	3/7/29	1,421	1,364
	Merck & Co. Inc.	4.000%	3/7/49	2,675	2,363
	Merck & Co. Inc.	5.150%	5/17/63	4,260	4,456
[5]	Mount Sinai Hospital	3.737%	7/1/49	1,200	924
[8]	Organon & Co.	4.125%	4/30/28	243	224
[8]	Organon & Co.	5.125%	4/30/31	395	337
[8]	Owens & Minor Inc.	6.625%	4/1/30	35	33
	Pfizer Inc.	2.625%	4/1/30	865	780
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/26	19,655	19,601
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/30	8,420	8,479
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/43	7,060	7,044
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/63	4,920	4,975
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	2	2
[8]	Star Parent Inc.	9.000%	10/1/30	130	137
[10]	Stryker Corp.	3.375%	12/11/28	900	1,007
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	248	213
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	355	254
	Tenet Healthcare Corp.	4.875%	1/1/26	630	623
	Tenet Healthcare Corp.	6.250%	2/1/27	205	206
	Tenet Healthcare Corp.	4.250%	6/1/29	118	110
[8]	Tenet Healthcare Corp.	6.750%	5/15/31	245	251
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/29	120	115
	Teva Pharmaceutical Finance Netherlands III BV	7.875%	9/15/29	130	140
	Teva Pharmaceutical Finance Netherlands III BV	8.125%	9/15/31	180	197
	Teva Pharmaceutical Finance Netherlands III BV	4.100%	10/1/46	59	40
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	1,000	892
	Thermo Fisher Scientific Inc.	4.950%	11/21/32	5,410	5,581
	UnitedHealth Group Inc.	3.700%	5/15/27	310	304
	UnitedHealth Group Inc.	5.250%	2/15/28	1,150	1,190
	UnitedHealth Group Inc.	3.850%	6/15/28	245	240
	UnitedHealth Group Inc.	2.750%	5/15/40	850	644
	UnitedHealth Group Inc.	4.375%	3/15/42	1,170	1,084
	UnitedHealth Group Inc.	3.250%	5/15/51	1,750	1,330
	UnitedHealth Group Inc.	6.050%	2/15/63	2,855	3,301
	Utah Acquisition Sub Inc.	3.950%	6/15/26	200	194
	Zoetis Inc.	5.400%	11/14/25	6,220	6,272
	Zoetis Inc.	4.700%	2/1/43	1,820	1,739
	Zoetis Inc.	3.950%	9/12/47	1,660	1,412
					218,007
Industrials (3.3%)
[8]	Advanced Drainage Systems Inc.	6.375%	6/15/30	90	91

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Air Canada	3.875%	8/15/26	390	373
[8]	Allison Transmission Inc.	4.750%	10/1/27	200	194
[8]	American Airlines Inc.	5.500%	4/20/26	450	446
[8]	American Airlines Inc.	7.250%	2/15/28	103	105
[8]	American Airlines Inc.	5.750%	4/20/29	778	759
[8]	American Airlines Inc.	8.500%	5/15/29	98	104
[8]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/29	225	201
[5,12]	Aurizon Finance Pty Ltd.	3.000%	3/9/28	3,900	2,381
[5]	BNSF Funding Trust I	6.613%	12/15/55	170	166
	Boeing Co.	2.800%	3/1/24	245	244
	Boeing Co.	2.750%	2/1/26	2,330	2,230
	Boeing Co.	2.700%	2/1/27	1,420	1,340
	Boeing Co.	3.250%	2/1/28	10,130	9,609
	Boeing Co.	3.200%	3/1/29	1,780	1,666
	Boeing Co.	5.150%	5/1/30	6,919	7,044
	Boeing Co.	3.550%	3/1/38	4,500	3,659
	Boeing Co.	5.705%	5/1/40	1,650	1,710
	Boeing Co.	3.900%	5/1/49	2,000	1,581
	Boeing Co.	3.750%	2/1/50	2,600	2,025
	Boeing Co.	5.805%	5/1/50	7,956	8,252
	Boeing Co.	5.930%	5/1/60	5,480	5,689
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	6,800	7,419
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	1,000	989
	Burlington Northern Santa Fe LLC	3.550%	2/15/50	304	245
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	1,520	1,102
	Burlington Northern Santa Fe LLC	5.200%	4/15/54	4,060	4,235
	Canadian Pacific Railway Co.	4.800%	8/1/45	3,540	3,336
[8]	Cargo Aircraft Management Inc.	4.750%	2/1/28	275	252
[8]	Carrier Global Corp.	5.800%	11/30/25	6,840	6,935
[8]	Carrier Global Corp.	5.900%	3/15/34	1,850	2,002
[8]	Carrier Global Corp.	6.200%	3/15/54	2,820	3,270
	Caterpillar Financial Services Corp.	4.800%	1/6/26	10,065	10,134
[8]	Chart Industries Inc.	7.500%	1/1/30	60	63
[8]	Chart Industries Inc.	9.500%	1/1/31	40	44
[10]	Cheung Kong Infrastructure Finance BVI Ltd.	1.000%	12/12/24	2,855	3,035
[5,10]	CNH Industrial Finance Europe SA	1.625%	7/3/29	2,200	2,209
	CSX Corp.	4.250%	3/15/29	2,860	2,857
	CSX Corp.	4.750%	11/15/48	2,000	1,905
	CSX Corp.	3.800%	4/15/50	900	735
	CSX Corp.	4.250%	11/1/66	4,000	3,419
[8]	Daimler Truck Finance North America LLC	5.400%	9/20/28	1,650	1,682
[8]	Daimler Truck Finance North America LLC	5.500%	9/20/33	2,830	2,886
[8]	Delta Air Lines Inc.	4.750%	10/20/28	35,257	34,662
	Delta Air Lines Inc.	3.750%	10/28/29	228	211
[8]	Emerald Debt Merger Sub LLC	6.625%	12/15/30	195	200
[8]	ERAC USA Finance LLC	4.600%	5/1/28	10,730	10,680
[8]	ERAC USA Finance LLC	7.000%	10/15/37	11,970	13,962
[8]	Gates Global LLC	6.250%	1/15/26	91	91
	General Dynamics Corp.	4.250%	4/1/40	1,720	1,607
[5,10]	Heathrow Funding Ltd.	1.875%	3/14/34	2,800	2,600
	Jacobs Engineering Group Inc.	5.900%	3/1/33	2,740	2,798
[5]	John Deere Capital Corp.	4.850%	10/11/29	6,335	6,521
[5]	L3Harris Technologies Inc.	4.400%	6/15/28	1,200	1,186
	L3Harris Technologies Inc.	5.400%	7/31/33	10,315	10,732

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	L3Harris Technologies Inc.	5.054%	4/27/45	1,200	1,186
	Lockheed Martin Corp.	4.700%	5/15/46	1,660	1,627
	Lockheed Martin Corp.	4.300%	6/15/62	2,540	2,285
[8]	Mileage Plus Holdings LLC	6.500%	6/20/27	40,808	40,924
	Northrop Grumman Corp.	5.150%	5/1/40	2,000	2,030
	Northrop Grumman Corp.	5.250%	5/1/50	1,340	1,380
	Parker-Hannifin Corp.	3.650%	6/15/24	6,740	6,676
	Parker-Hannifin Corp.	3.250%	6/14/29	6,500	6,118
[5,12]	Qantas Airways Ltd.	3.150%	9/27/28	10,000	6,160
	Republic Services Inc.	1.750%	2/15/32	864	704
	Republic Services Inc.	5.000%	4/1/34	2,490	2,550
[8]	Roller Bearing Co. of America Inc.	4.375%	10/15/29	140	130
[8]	Rolls-Royce plc	3.625%	10/14/25	55	53
[8]	Rolls-Royce plc	5.750%	10/15/27	375	375
	RTX Corp.	5.150%	2/27/33	2,630	2,681
	RTX Corp.	6.050%	6/1/36	2,879	3,123
	RTX Corp.	4.875%	10/15/40	25,439	24,276
	RTX Corp.	4.050%	5/4/47	2,000	1,668
	RTX Corp.	5.375%	2/27/53	3,540	3,606
[5]	Ryder System Inc.	5.250%	6/1/28	4,000	4,055
	Ryder System Inc.	6.600%	12/1/33	15,500	17,218
	Southwest Airlines Co.	5.250%	5/4/25	938	938
	Southwest Airlines Co.	2.625%	2/10/30	2,250	1,967
[8]	Spirit AeroSystems Inc.	9.375%	11/30/29	153	167
[8]	Spirit AeroSystems Inc.	9.750%	11/15/30	175	188
[8]	TopBuild Corp.	3.625%	3/15/29	110	100
[8]	TopBuild Corp.	4.125%	2/15/32	310	277
[8]	TransDigm Inc.	6.250%	3/15/26	426	425
[8]	TransDigm Inc.	6.750%	8/15/28	120	123
[8]	TransDigm Inc.	6.875%	12/15/30	225	232
[8]	TransDigm Inc.	7.125%	12/1/31	235	247
[8]	Triumph Group Inc.	9.000%	3/15/28	177	188
	Union Pacific Corp.	3.250%	2/5/50	905	693
	Union Pacific Corp.	3.839%	3/20/60	1,000	817
	Union Pacific Corp.	3.850%	2/14/72	3,100	2,461
[8]	United Airlines Inc.	4.375%	4/15/26	818	798
[8]	United Airlines Inc.	4.625%	4/15/29	610	568
[5]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	783	791
					333,678
Materials (0.7%)
	Air Products and Chemicals Inc.	2.700%	5/15/40	1,040	794
	Albemarle Corp.	4.650%	6/1/27	1,000	983
[8]	Ardagh Metal Packaging Finance USA LLC	4.000%	9/1/29	215	182
[8]	Ardagh Packaging Finance plc	5.250%	4/30/25	61	59
[8]	Arsenal AIC Parent LLC	8.000%	10/1/30	135	142
[8]	ASP Unifrax Holdings Inc.	5.250%	9/30/28	270	197
[8]	Axalta Coating Systems Dutch Holding B BV	7.250%	2/15/31	55	58
	Ball Corp.	2.875%	8/15/30	291	250
	Ball Corp.	3.125%	9/15/31	300	259
[8]	Big River Steel LLC	6.625%	1/31/29	354	361
[5]	Braskem Netherlands Finance BV	4.500%	1/31/30	1,360	1,054
[8]	Braskem Netherlands Finance BV	8.500%	1/12/31	7,030	6,479
[8]	Canpack SA	3.875%	11/15/29	885	759
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	1,164	1,084
[5]	Cemex SAB de CV	5.125%	Perpetual	1,500	1,425

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Chemours Co.	4.625%	11/15/29	865	759
	DuPont de Nemours Inc.	5.319%	11/15/38	380	390
[8]	Element Solutions Inc.	3.875%	9/1/28	327	302
	FMC Corp.	5.150%	5/18/26	4,605	4,600
	FMC Corp.	4.500%	10/1/49	135	106
	Freeport-McMoRan Inc.	4.375%	8/1/28	625	601
	Freeport-McMoRan Inc.	5.250%	9/1/29	780	790
	Freeport-McMoRan Inc.	4.250%	3/1/30	230	216
	Freeport-McMoRan Inc.	4.625%	8/1/30	660	645
	Freeport-McMoRan Inc.	5.450%	3/15/43	150	146
[8]	Georgia-Pacific LLC	2.100%	4/30/27	207	191
[8]	Georgia-Pacific LLC	2.300%	4/30/30	4,670	4,044
[8]	Hudbay Minerals Inc.	4.500%	4/1/26	790	769
[8]	Kaiser Aluminum Corp.	4.500%	6/1/31	485	418
	Linde Inc.	2.000%	8/10/50	1,000	590
[10]	Linde plc	1.625%	3/31/35	3,100	2,936
	LYB International Finance III LLC	3.375%	10/1/40	2,600	1,998
	Newmont Corp.	2.800%	10/1/29	3,385	3,093
	Newmont Corp.	2.250%	10/1/30	2,540	2,195
[8]	NOVA Chemicals Corp.	8.500%	11/15/28	20	21
[8]	Novelis Corp.	4.750%	1/30/30	127	120
[8]	Novelis Corp.	3.875%	8/15/31	333	294
	Nucor Corp.	3.125%	4/1/32	3,590	3,228
	Nucor Corp.	4.400%	5/1/48	1,650	1,506
	Nucor Corp.	3.850%	4/1/52	1,500	1,251
	Nutrien Ltd.	5.900%	11/7/24	700	702
	Nutrien Ltd.	5.950%	11/7/25	1,795	1,828
	Nutrien Ltd.	4.125%	3/15/35	180	167
	Nutrien Ltd.	5.800%	3/27/53	2,345	2,515
[8]	Olympus Water US Holding Corp.	4.250%	10/1/28	50	45
[8]	Olympus Water US Holding Corp.	9.750%	11/15/28	480	512
[8]	Owens-Brockway Glass Container Inc.	7.250%	5/15/31	75	76
[8]	Pactiv Evergreen Group Issuer LLC	4.375%	10/15/28	290	273
	RPM International Inc.	4.550%	3/1/29	1,660	1,637
[8]	Sealed Air Corp.	6.125%	2/1/28	40	40
[8]	Sealed Air Corp.	5.000%	4/15/29	115	112
[8]	Sealed Air Corp.	7.250%	2/15/31	85	90
	Sherwin-Williams Co.	4.500%	6/1/47	310	284
[8]	SNF Group SACA	3.125%	3/15/27	155	141
[8]	SNF Group SACA	3.375%	3/15/30	425	363
[8]	Sociedad Quimica y Minera de Chile SA	6.500%	11/7/33	4,100	4,345
	Steel Dynamics Inc.	3.450%	4/15/30	1,570	1,450
[8]	Summit Materials LLC	7.250%	1/15/31	55	58
	Vale Overseas Ltd.	6.125%	6/12/33	9,410	9,749
[8]	WR Grace Holdings LLC	7.375%	3/1/31	55	55
					69,737
Real Estate (1.0%)
	Agree LP	2.000%	6/15/28	1,120	972
	Agree LP	2.600%	6/15/33	1,130	897
	Alexandria Real Estate Equities Inc.	3.450%	4/30/25	206	201
	Alexandria Real Estate Equities Inc.	4.750%	4/15/35	2,000	1,941
	American Tower Corp.	3.650%	3/15/27	4,000	3,849
	American Tower Corp.	3.700%	10/15/49	1,500	1,139
[5,10]	Aroundtown SA	0.000%	7/16/26	1,100	1,018
[5,10]	Aroundtown SA	2.875%	Perpetual	400	153
[10]	ATF Netherlands BV	7.078%	Perpetual	1,000	479
	Camden Property Trust	3.350%	11/1/49	2,480	1,861
	Corporate Office Properties LP	2.250%	3/15/26	2,000	1,868

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Corporate Office Properties LP	2.750%	4/15/31	2,870	2,338
	Crown Castle Inc.	4.450%	2/15/26	310	305
	Crown Castle Inc.	4.750%	5/15/47	700	607
	Crown Castle Inc.	5.200%	2/15/49	200	189
	Digital Realty Trust LP	3.600%	7/1/29	200	188
	ERP Operating LP	4.500%	7/1/44	3,385	3,003
	Essex Portfolio LP	4.500%	3/15/48	920	790
	Extra Space Storage LP	5.500%	7/1/30	2,000	2,046
	Extra Space Storage LP	5.900%	1/15/31	10,440	10,910
	Extra Space Storage LP	2.400%	10/15/31	2,070	1,706
	Federal Realty OP LP	3.950%	1/15/24	4,825	4,819
	Healthcare Realty Holdings LP	3.875%	5/1/25	775	748
	Healthpeak OP LLC	5.250%	12/15/32	4,310	4,363
	Highwoods Realty LP	7.650%	2/1/34	2,422	2,618
	Kimco Realty OP LLC	4.250%	4/1/45	2,180	1,771
	Kimco Realty OP LLC	3.700%	10/1/49	1,660	1,247
[8]	Ladder Capital Finance Holdings LLLP	4.750%	6/15/29	555	501
	Mid-America Apartments LP	2.750%	3/15/30	200	175
	MPT Operating Partnership LP	3.500%	3/15/31	575	360
	NNN REIT Inc.	5.600%	10/15/33	4,140	4,280
	Omega Healthcare Investors Inc.	5.250%	1/15/26	200	199
	Omega Healthcare Investors Inc.	3.375%	2/1/31	1,836	1,558
[5,10]	Prologis International Funding II SA	1.625%	6/17/32	2,062	1,908
	Prologis LP	1.750%	2/1/31	1,645	1,368
	Prologis LP	4.625%	1/15/33	1,655	1,664
	Prologis LP	5.250%	6/15/53	5,977	6,243
[10]	Public Storage Operating Co.	0.500%	9/9/30	1,595	1,457
	Public Storage Operating Co.	5.350%	8/1/53	4,050	4,243
	Realty Income Corp.	4.850%	3/15/30	4,155	4,181
[11]	Realty Income Corp.	6.000%	12/5/39	1,700	2,326
	Sabra Health Care LP	3.200%	12/1/31	9,080	7,450
	SBA Communications Corp.	3.125%	2/1/29	170	153
	Simon Property Group LP	2.000%	9/13/24	189	184
	Simon Property Group LP	3.500%	9/1/25	1,200	1,173
	Simon Property Group LP	3.250%	11/30/26	203	195
	Simon Property Group LP	2.650%	7/15/30	1,000	886
	Simon Property Group LP	3.800%	7/15/50	250	198
[5]	UDR Inc.	2.950%	9/1/26	185	176
[8]	VICI Properties LP	5.625%	5/1/24	235	234
[8]	VICI Properties LP	4.625%	6/15/25	641	630
	Welltower OP LLC	4.250%	4/1/26	600	591
[11]	Westfield America Management Ltd.	2.125%	3/30/25	3,724	4,536
[11]	Westfield America Management Ltd.	2.625%	3/30/29	938	1,034
	Weyerhaeuser Co.	4.000%	11/15/29	2,479	2,371
					102,300
Technology (1.6%)
	Apple Inc.	3.850%	5/4/43	1,715	1,527
	Apple Inc.	3.850%	8/4/46	1,660	1,447
	Apple Inc.	2.950%	9/11/49	925	680
	Apple Inc.	4.100%	8/8/62	6,980	6,230
	Block Inc.	3.500%	6/1/31	45	40
	Broadcom Inc.	3.150%	11/15/25	7,648	7,410
	Broadcom Inc.	3.459%	9/15/26	9,390	9,074
	Broadcom Inc.	5.000%	4/15/30	1,450	1,473
	Broadcom Inc.	4.150%	11/15/30	4,650	4,442
[8]	Broadcom Inc.	4.150%	4/15/32	5,300	5,002
[8]	Broadcom Inc.	3.419%	4/15/33	10,040	8,820
[8]	Broadcom Inc.	3.137%	11/15/35	5,450	4,476

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Broadcom Inc.	4.926%	5/15/37	6,350	6,143
[8]	Cloud Software Group Inc.	6.500%	3/31/29	355	338
[8]	CommScope Inc.	7.125%	7/1/28	239	114
	Dell International LLC	4.900%	10/1/26	12,457	12,477
	Dell International LLC	6.100%	7/15/27	500	521
	Dell International LLC	6.200%	7/15/30	2,051	2,201
	Dell International LLC	8.350%	7/15/46	831	1,095
[8]	Entegris Escrow Corp.	4.750%	4/15/29	4,380	4,219
[8]	Entegris Escrow Corp.	5.950%	6/15/30	865	859
[8]	Gartner Inc.	3.750%	10/1/30	25	22
	Global Payments Inc.	1.500%	11/15/24	2,560	2,467
	Global Payments Inc.	4.800%	4/1/26	10,258	10,172
[8]	GTCR W-2 Merger Sub LLC	7.500%	1/15/31	75	80
	HP Inc.	4.000%	4/15/29	5,030	4,883
[8]	Imola Merger Corp.	4.750%	5/15/29	370	351
	Intel Corp.	2.450%	11/15/29	237	213
	Intel Corp.	5.125%	2/10/30	3,540	3,674
	Intel Corp.	4.900%	8/5/52	5,790	5,676
	Intel Corp.	5.900%	2/10/63	1,490	1,660
	KLA Corp.	5.000%	3/15/49	2,820	2,804
[8]	McAfee Corp.	7.375%	2/15/30	180	165
	NVIDIA Corp.	3.500%	4/1/40	1,710	1,485
	NVIDIA Corp.	3.700%	4/1/60	500	420
	NXP BV	5.000%	1/15/33	4,050	4,043
	NXP BV	3.250%	5/11/41	2,350	1,796
	Oracle Corp.	2.650%	7/15/26	298	283
	Oracle Corp.	2.300%	3/25/28	3,315	3,019
	Oracle Corp.	4.650%	5/6/30	9,210	9,164
	Oracle Corp.	3.850%	7/15/36	3,430	2,990
	Oracle Corp.	3.600%	4/1/40	1,300	1,040
	Oracle Corp.	3.650%	3/25/41	2,250	1,789
	Oracle Corp.	3.950%	3/25/51	1,610	1,265
	PayPal Holdings Inc.	3.900%	6/1/27	1,120	1,103
	RELX Capital Inc.	3.000%	5/22/30	1,000	919
[8]	Seagate HDD Cayman	8.250%	12/15/29	90	97
[8]	Seagate HDD Cayman	8.500%	7/15/31	75	82
[8]	SS&C Technologies Inc.	5.500%	9/30/27	75	74
	Verisk Analytics Inc.	5.500%	6/15/45	4,200	4,145
	VMware LLC	3.900%	8/21/27	3,550	3,449
	VMware LLC	1.800%	8/15/28	6,520	5,722
	VMware LLC	4.700%	5/15/30	500	493
	VMware LLC	2.200%	8/15/31	6,140	5,082
[8]	Williams Scotsman Inc.	7.375%	10/1/31	40	42
	Workday Inc.	3.700%	4/1/29	3,160	3,035
					162,292
Utilities (3.5%)
[5,10]	2i Rete Gas SpA	4.375%	6/6/33	1,000	1,129
	AEP Texas Inc.	5.400%	6/1/33	3,830	3,901
[5]	AEP Transmission Co. LLC	3.650%	4/1/50	2,800	2,211
[5]	AEP Transmission Co. LLC	2.750%	8/15/51	1,500	974
	AEP Transmission Co. LLC	5.400%	3/15/53	3,240	3,375
	AES Corp.	5.450%	6/1/28	3,990	4,052
[5]	Alabama Power Co.	1.450%	9/15/30	11,293	9,148
	Ameren Corp.	5.700%	12/1/26	16,540	16,924
	Ameren Corp.	3.500%	1/15/31	700	638
	Ameren Illinois Co.	1.550%	11/15/30	1,500	1,221
	American Electric Power Co. Inc.	2.031%	3/15/24	2,100	2,081
	American Electric Power Co. Inc.	5.699%	8/15/25	15,230	15,344

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[10]	Amprion GmbH	3.450%	9/22/27	1,700	1,896
[5,10]	Amprion GmbH	3.875%	9/7/28	2,300	2,617
[5]	Appalachian Power Co.	4.500%	3/1/49	500	424
	Atmos Energy Corp.	5.900%	11/15/33	3,540	3,844
	Atmos Energy Corp.	6.200%	11/15/53	3,000	3,523
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	3,200	2,167
[8]	Calpine Corp.	5.125%	3/15/28	395	379
	CenterPoint Energy Houston Electric LLC	5.200%	10/1/28	3,160	3,259
[5]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	1,165	997
[5]	CenterPoint Energy Houston Electric LLC	4.450%	10/1/32	4,400	4,318
	CenterPoint Energy Inc.	5.250%	8/10/26	27,000	27,247
	CenterPoint Energy Inc.	4.250%	11/1/28	319	307
	CenterPoint Energy Inc.	2.650%	6/1/31	2,730	2,336
[8]	Clearway Energy Operating LLC	3.750%	1/15/32	22	19
	CMS Energy Corp.	4.875%	3/1/44	1,135	1,079
	Commonwealth Edison Co.	3.800%	10/1/42	685	571
[5]	Commonwealth Edison Co.	3.750%	8/15/47	490	396
	Commonwealth Edison Co.	5.300%	2/1/53	3,110	3,168
[5]	Connecticut Light & Power Co.	4.150%	6/1/45	250	222
	Connecticut Light & Power Co.	4.000%	4/1/48	307	262
[5]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	1,645	1,661
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	4,120	4,279
	Consolidated Edison Co. of New York Inc.	5.900%	11/15/53	11,210	12,370
	Constellation Energy Generation LLC	6.250%	10/1/39	2,530	2,711
	Constellation Energy Generation LLC	6.500%	10/1/53	5,570	6,294
	Consumers Energy Co.	3.950%	7/15/47	900	759
[5,12]	DBNGP Finance Co. Pty Ltd.	4.225%	5/28/25	5,550	3,726
[5]	Dominion Energy Inc.	3.375%	4/1/30	405	373
[5]	Dominion Energy Inc.	4.050%	9/15/42	500	407
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	1,750	1,779
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	530	485
[5]	DTE Electric Co.	1.900%	4/1/28	615	553
	DTE Energy Co.	4.875%	6/1/28	4,200	4,236
	DTE Energy Co.	2.950%	3/1/30	1,000	886
	Duke Energy Carolinas LLC	2.450%	8/15/29	970	866
	Duke Energy Carolinas LLC	2.450%	2/1/30	585	520
	Duke Energy Carolinas LLC	5.300%	2/15/40	250	253
	Duke Energy Carolinas LLC	4.250%	12/15/41	1,528	1,353
	Duke Energy Carolinas LLC	3.750%	6/1/45	2,579	2,066
	Duke Energy Corp.	3.300%	6/15/41	500	383
	Duke Energy Corp.	3.500%	6/15/51	500	368
	Duke Energy Florida LLC	3.800%	7/15/28	241	234
	Duke Energy Florida LLC	5.875%	11/15/33	1,000	1,078
	Duke Energy Florida LLC	6.200%	11/15/53	3,150	3,605
	Duke Energy Progress LLC	4.100%	5/15/42	3,400	2,941
	Duke Energy Progress LLC	2.500%	8/15/50	3,483	2,194
[8]	EDP Finance BV	3.625%	7/15/24	9,134	9,024
[5,10]	Elia Transmission Belgium SA	0.875%	4/28/30	2,100	2,022
[5,10]	Enel Finance International NV	4.500%	2/20/43	1,000	1,135
[5,10]	Engie SA	4.250%	1/11/43	1,300	1,499
	Entergy Arkansas LLC	3.500%	4/1/26	202	196
	Entergy Corp.	2.800%	6/15/30	1,721	1,518
	Entergy Louisiana LLC	1.600%	12/15/30	515	413

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Entergy Louisiana LLC	4.200%	9/1/48	500	418
	Entergy Texas Inc.	5.000%	9/15/52	1,410	1,345
	Entergy Texas Inc.	5.800%	9/1/53	3,300	3,549
	Evergy Kansas Central Inc.	3.250%	9/1/49	1,900	1,345
	Eversource Energy	4.200%	6/27/24	8,930	8,865
[5]	Eversource Energy	1.400%	8/15/26	1,400	1,277
	Exelon Corp.	5.150%	3/15/28	5,160	5,237
	Exelon Corp.	4.050%	4/15/30	400	382
	Exelon Corp.	3.350%	3/15/32	2,600	2,326
	Exelon Corp.	5.100%	6/15/45	1,000	945
	Exelon Corp.	4.450%	4/15/46	1,000	870
	Exelon Corp.	4.100%	3/15/52	1,400	1,138
	FirstEnergy Corp.	2.650%	3/1/30	3,190	2,771
[5]	FirstEnergy Corp.	2.250%	9/1/30	1,435	1,209
[8]	FirstEnergy Transmission LLC	2.866%	9/15/28	6,520	5,915
	Georgia Power Co.	4.700%	5/15/32	2,120	2,112
	Georgia Power Co.	4.950%	5/17/33	12,180	12,309
	Georgia Power Co.	4.300%	3/15/42	3,835	3,400
	Georgia Power Co.	5.125%	5/15/52	1,920	1,904
[8]	ITC Holdings Corp.	4.950%	9/22/27	15,380	15,442
[8]	ITC Holdings Corp.	5.400%	6/1/33	2,460	2,516
[5,10]	National Grid Electricity Distribution East Midlands plc	3.530%	9/20/28	3,600	4,031
	National Grid plc	5.602%	6/12/28	5,720	5,897
[5,10]	National Grid plc	4.275%	1/16/35	900	1,025
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	177	168
[8]	NextEra Energy Operating Partners LP	4.250%	7/15/24	25	25
	NiSource Inc.	5.250%	3/30/28	2,670	2,727
	NRG Energy Inc.	6.625%	1/15/27	55	55
[8]	Oglethorpe Power Corp.	6.200%	12/1/53	3,500	3,766
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	1,010	815
	Pacific Gas & Electric Co.	3.150%	1/1/26	2,000	1,916
	Pacific Gas & Electric Co.	3.000%	6/15/28	1,000	911
	Pacific Gas & Electric Co.	2.500%	2/1/31	3,000	2,478
	Pacific Gas & Electric Co.	6.150%	1/15/33	3,260	3,380
	Pacific Gas & Electric Co.	6.950%	3/15/34	4,970	5,472
	Pacific Gas & Electric Co.	4.500%	7/1/40	1,472	1,243
	Pacific Gas & Electric Co.	3.500%	8/1/50	1,172	812
	PacifiCorp	5.250%	6/15/35	313	314
	PacifiCorp	6.250%	10/15/37	1,882	2,018
	PacifiCorp	4.125%	1/15/49	525	426
	PacifiCorp	4.150%	2/15/50	865	702
	PECO Energy Co.	4.150%	10/1/44	1,515	1,322
[8]	Pennsylvania Electric Co.	5.150%	3/30/26	1,640	1,637
[5]	Public Service Co. of Colorado	6.250%	9/1/37	550	598
	Public Service Co. of Colorado	3.800%	6/15/47	1,000	796
	Public Service Co. of Colorado	4.050%	9/15/49	500	407
[5]	Public Service Electric & Gas Co.	3.200%	5/15/29	261	244
[5]	Public Service Electric & Gas Co.	3.950%	5/1/42	806	696
[5]	Public Service Electric & Gas Co.	3.600%	12/1/47	500	405
[8]	Rayburn Country Securitization LLC	2.307%	12/1/30	2,407	2,186
	Sempra	3.700%	4/1/29	4,000	3,810
	Southern California Edison Co.	5.650%	10/1/28	6,300	6,569
[5]	Southern California Edison Co.	4.200%	3/1/29	1,800	1,764
	Southern California Edison Co.	4.500%	9/1/40	1,775	1,592
	Southern California Edison Co.	4.000%	4/1/47	615	505
	Southern Co.	4.475%	8/1/24	4,480	4,441

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Southern Co.	3.700%	4/30/30	700	660
	Southern Co.	5.700%	10/15/32	2,941	3,096
	Southern Co.	4.400%	7/1/46	350	309
	Tampa Electric Co.	3.875%	7/12/24	1,580	1,564
	Union Electric Co.	3.900%	9/15/42	454	381
	Union Electric Co.	4.000%	4/1/48	910	750
	Union Electric Co.	3.900%	4/1/52	1,500	1,239
	Union Electric Co.	5.450%	3/15/53	6,620	6,831
[5]	Virginia Electric & Power Co.	3.150%	1/15/26	425	412
	Virginia Electric & Power Co.	2.300%	11/15/31	1,000	842
	Virginia Electric & Power Co.	4.000%	1/15/43	1,180	1,008
[5]	Virginia Electric & Power Co.	3.800%	9/15/47	500	400
	Virginia Electric & Power Co.	5.450%	4/1/53	2,860	2,951
[8]	Vistra Operations Co. LLC	5.500%	9/1/26	530	527
[8]	Vistra Operations Co. LLC	5.625%	2/15/27	65	64
[8]	Vistra Operations Co. LLC	7.750%	10/15/31	75	78
					353,756
Total Corporate Bonds (Cost $3,429,657)					3,389,196
Floating Rate Loan Interests (0.1%)
[9]	AAdvantage Loyalty IP Ltd. Initial Term Loan, TSFR3M + 4.750%	10.427%	4/20/28	529	543
[9]	Clarios Global LP First Lien Term Loan, TSFR1M + 3.750%	9.106%	5/6/30	243	243
[9]	Cloud Software Group Inc. First Lien Dollar Term Loan B, TSFR3M + 4.500%	9.948%	3/30/29	110	107
[9]	Directv Financing LLC Term Loan, TSFR3M + 5.000%	10.650%	8/2/27	73	73
[9]	First Student Bidco Inc. Incremental Term Loan B, TSFR3M + 4.000%	9.448%	7/21/28	413	411
[9]	McAfee Corp. Tranche B-1 Term Loan, TSFR1M + 3.750%	9.193%	3/1/29	177	176
[9]	Medline Borrower LP Initial Dollar Term Loan, TSFR1M + 3.000%	8.470%	10/23/28	269	270
[9]	SBA Senior Finance II LLC Initial Term Loan, TSFR1M + 1.750%	7.210%	4/11/25	15	15
[9]	Setanta Aircraft Leasing DAC Term Loan, TSFR3M + 2.000%	7.610%	11/5/28	1,745	1,749
[9]	SS&C Technologies Holdings Inc. Term Loan B-6, TSFR1M + 2.250%	7.706%	3/22/29	96	96
[9]	SS&C Technologies Holdings Inc. Term Loan B-7, TSFR1M + 2.250%	7.706%	3/22/29	161	162
Total Floating Rate Loan Interests (Cost $3,793)					3,845
Sovereign Bonds (4.7%)
[5]	Bermuda	3.717%	1/25/27	3,159	3,072
[5]	Bermuda	5.000%	7/15/32	7,890	7,811
[5]	Bermuda	3.375%	8/20/50	3,881	2,726
[5]	Corp. Financiera de Desarrollo SA	2.400%	9/28/27	865	771
[5]	Corp. Nacional del Cobre de Chile	4.500%	9/16/25	12,900	12,695
[5,8]	Corp. Nacional del Cobre de Chile	5.950%	1/8/34	5,760	5,832
	Ecopetrol SA	8.625%	1/19/29	11,295	12,063
[5,8]	Electricite de France SA	5.700%	5/23/28	5,925	6,125
[5,8]	Electricite de France SA	6.250%	5/23/33	8,935	9,665
[5]	Empresa Nacional del Petroleo	3.750%	8/5/26	4,188	3,984
[5]	Eskom Holdings SOC Ltd.	7.125%	2/11/25	4,500	4,502
[5,10]	European Union	0.300%	11/4/50	41,296	23,213
[8,10]	Hellenic Republic	4.375%	7/18/38	16,325	19,847

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[13]	Japan Bank for International Cooperation	4.250%	4/27/26	35,920	35,689
[5]	Korea National Oil Corp.	0.875%	10/5/25	5,000	4,658
[5]	OCP SA	3.750%	6/23/31	2,130	1,838
[5]	Oman Government Bond	4.750%	6/15/26	10,000	9,889
[5,8]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/27	200	190
[5,8]	Ontario Teachers' Cadillac Fairview Properties Trust	4.125%	2/1/29	560	525
[5]	Paraguay Government Bond	4.700%	3/27/27	4,000	3,946
[5]	Paraguay Government Bond	4.950%	4/28/31	3,000	2,933
[5]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.450%	5/21/28	954	972
[5]	Petroleos del Peru SA	5.625%	6/19/47	4,740	2,921
	Petroleos Mexicanos	6.500%	6/2/41	1,699	1,156
	Petroleos Mexicanos	6.750%	9/21/47	945	622
	Petroleos Mexicanos	6.950%	1/28/60	2,166	1,428
[10]	Republic of Bulgaria	4.375%	5/13/31	14,108	16,332
[5]	Republic of Colombia	4.500%	3/15/29	17,405	16,296
[5]	Republic of Colombia	8.000%	4/20/33	1,200	1,311
[5]	Republic of Colombia	7.500%	2/2/34	4,618	4,869
	Republic of Costa Rica	7.000%	4/4/44	5,000	5,213
[5,8]	Republic of Costa Rica	7.300%	11/13/54	10,000	10,850
[5,10]	Republic of Indonesia	3.375%	7/30/25	5,000	5,474
[10]	Republic of Indonesia	1.450%	9/18/26	3,000	3,116
[5]	Republic of Indonesia	4.150%	9/20/27	5,400	5,318
	Republic of Panama	7.125%	1/29/26	9,361	9,574
[5,8]	Republic of Panama	6.375%	7/25/33	4,281	4,014
	Republic of Panama	8.125%	4/28/34	780	850
[5]	Republic of Panama	3.870%	7/23/60	3,932	2,352
	Republic of Peru	7.350%	7/21/25	39,288	40,562
	Republic of Peru	2.844%	6/20/30	14,120	12,532
[5]	Republic of Peru	2.783%	1/23/31	10,937	9,523
[5,10]	Republic of Romania	2.125%	3/7/28	2,689	2,688
[5]	Republic of Vietnam	4.800%	11/19/24	3,306	3,265
[5,8]	Saudi Arabian Oil Co.	2.875%	4/16/24	530	525
[5]	Saudi Arabian Oil Co.	2.875%	4/16/24	13,898	13,759
[5]	Saudi Arabian Oil Co.	1.625%	11/24/25	17,286	16,269
[5]	Saudi Arabian Oil Co.	3.500%	4/16/29	1,070	1,014
[5,10]	Societe Du Grand Paris EPIC	0.700%	10/15/60	12,500	5,866
[5,10]	State of Israel	1.500%	1/16/29	10,000	9,781
[5,8,14]	Ukraine Government Bond	6.876%	5/21/31	5,000	1,145
[11]	United Kingdom of Great Britain and Northern Ireland	2.750%	9/7/24	2,586	3,254
[5,15]	United Mexican States	8.500%	5/31/29	1,268,900	73,131
[5,15]	United Mexican States	7.750%	5/29/31	350,000	19,223
Total Sovereign Bonds (Cost $467,565)					477,179
Taxable Municipal Bonds (0.0%)
	Houston TX GO	6.290%	3/1/32	1,465	1,558
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	5.871%	11/15/39	700	718
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/49	700	567
	Wisconsin General Fund Annual Appropriation Revenue	3.954%	5/1/36	500	465
Total Taxable Municipal Bonds (Cost $3,672)					3,308

			Coupon		Shares	Market Value ($000)
Temporary Cash Investments (1.2%)
Money Market Fund (1.2%)
[16]	Vanguard Market Liquidity Fund (Cost $123,838)		5.435%		1,238,543	123,829
		Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Put Swaptions
	1-Year Interest Rate Swap, Receives SOFR Annually, Pays 5.000% Annually (Cost $779)	BANA	2/16/24	5.000%	464,500	122
Total Investments (99.0%) (Cost $10,104,655)						10,041,632

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Conventional Mortgage-Backed Securities—Liability for Sale Commitments (-0.1%)
[5,6,7]	UMBS Pool (Proceeds $10,297)	5.500%	12/1/38–1/25/54	(13,927)	(12,843)
Other Assets and Liabilities—Net (1.1%)					110,498
Net Assets (100%)					10,139,287
Cost is in $000.
1	Securities with a value of $5,113,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
2	Securities with a value of $11,397,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
3	Securities with a value of $16,852,000 have been segregated as initial margin for open centrally cleared swap contracts.
4	Securities with a value of $21,603,000 have been segregated as initial margin for open futures contracts.
5	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2023.
8	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2023, the aggregate value was $625,518,000, representing 6.2% of net assets.
9	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
10	Face amount denominated in euro.
11	Face amount denominated in British pounds.
12	Face amount denominated in Australian dollars.
13	Guaranteed by the Government of Japan.
14	Non-income-producing security—security in default.
15	Face amount denominated in Mexican pesos.
16	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3M—3-month.
BANA—Bank of America, N.A.
DAC—Designated Activity Company.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Counterparty	Expiration Date	Excercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions
Put Swaptions
1-Year Interest Rate Swap, Pays SOFR Annually, Receives 5.250% Annually (Premiums Received $292)	BANA	2/16/24	5.250%	464,500	(29)

BANA—Bank of America, N.A.

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	March 2024	4	824	—
5-Year U.S. Treasury Note	March 2024	118	12,835	1
10-Year U.S. Treasury Note	March 2024	943	106,456	352
Long U.S. Treasury Bond	March 2024	56	6,997	(10)
Ultra 10-Year U.S. Treasury Note	March 2024	1,507	177,850	4,493
Ultra Long U.S. Treasury Bond	March 2024	926	123,708	8,047
				12,883

Short Futures Contracts
10-Year Japanese Government Bond	March 2024	(202)	(210,180)	(349)
AUD 10-Year Treasury Bond	March 2024	(281)	(22,340)	(568)
AUD 3-Year Treasury Bond	March 2024	(106)	(7,719)	(69)
Euro-Bobl	March 2024	(365)	(48,063)	(613)
Euro-Bund	March 2024	(466)	(70,592)	(1,039)
Euro-Buxl	March 2024	(334)	(52,255)	(3,560)
Euro-Schatz	March 2024	(131)	(15,408)	(63)
Long Gilt	March 2024	(66)	(8,636)	(532)
				(6,793)
				6,090

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
BNP Paribas	1/30/24	CAD	27	USD	20	—	—
BNP Paribas	1/30/24	EUR	3,405	USD	3,724	39	—
Toronto-Dominion Bank	1/30/24	EUR	744	USD	818	4	—
State Street Bank & Trust Co.	1/30/24	EUR	539	USD	597	—	(1)
Toronto-Dominion Bank	1/30/24	GBP	3,928	USD	4,967	40	—
Toronto-Dominion Bank	1/30/24	JPY	82,721	USD	582	7	—
State Street Bank & Trust Co.	1/30/24	JPY	55,364	USD	391	4	—
BNP Paribas	1/30/24	JPY	54,112	USD	383	3	—
Toronto-Dominion Bank	1/30/24	USD	15,241	AUD	22,682	—	(231)
Standard Chartered Bank	1/30/24	USD	462	AUD	689	—	(7)
Morgan Stanley Capital Services LLC	1/30/24	USD	320	AUD	467	1	—
State Street Bank & Trust Co.	1/30/24	USD	2,190	CHF	1,888	—	(62)
Morgan Stanley Capital Services LLC	1/30/24	USD	206,200	EUR	188,110	—	(1,704)
Royal Bank of Canada	1/30/24	USD	2,398	EUR	2,183	—	(15)
State Street Bank & Trust Co.	1/30/24	USD	2,094	EUR	1,911	—	(18)
State Street Bank & Trust Co.	1/30/24	USD	890	EUR	800	6	—
Royal Bank of Canada	1/30/24	USD	28,962	GBP	22,708	13	—
State Street Bank & Trust Co.	1/30/24	USD	2,381	JPY	336,942	—	(20)
UBS AG	1/30/24	USD	506	JPY	71,048	—	—
Standard Chartered Bank	1/30/24	USD	336	JPY	48,053	—	(6)
Bank of America, N.A.	1/30/24	USD	63,803	MXN	1,105,702	—	(996)
Toronto-Dominion Bank	1/30/24	USD	19,310	MXN	327,727	104	—
State Street Bank & Trust Co.	1/30/24	USD	3,863	MXN	66,423	—	(29)
Citibank, N.A.	1/30/24	USD	2,249	NZD	3,622	—	(41)
						221	(3,130)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
MXN—Mexican peso.
NZD—New Zealand dollar.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount (000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Purchased
CDX-NA-HY-S41-V2	12/20/28	USD	24,120	(5.000)	(1,426)	(1,220)
CDX-NA-IG-S41-V1	12/20/28	USD	691,827	(1.000)	(13,621)	(3,672)
						(4,892)
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Sold/Moody's Rating
Berkshire Hathaway Inc./Aa2	12/20/24	BARC	600	1.000	5	3	2	—
Berkshire Hathaway Inc./Aa2	12/20/24	JPMC	600	1.000	6	4	2	—
MetLife Inc./A3	6/20/24	BARC	700	1.000	3	—	3	—
Republic of South Africa/Ba2	12/20/25	BARC	360	1.000	1	(7)	8	—
					15	—	15	—
Credit Protection Purchased
Bouygues SA	6/20/28	JPMC	8,200[2]	(1.000)	(272)	(154)	—	(118)
Malaysia	12/20/28	BARC	13,230	(1.000)	(357)	(337)	—	(20)
Republic of Chile	12/20/28	BARC	18,530	(1.000)	(424)	(380)	—	(44)
Republic of Chile	12/20/28	BARC	13,240	(1.000)	(303)	(297)	—	(6)
Republic of Colombia	12/20/28	BANA	17,030	(1.000)	416	712	—	(296)
Republic of Colombia	12/20/28	BARC	17,000	(1.000)	415	995	—	(580)
Standard Chartered plc	12/20/28	MSCS	1,200[2]	(1.000)	(16)	(8)	—	(8)

Over-the-Counter Credit Default Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Unibail-Rodamco-Westfield SE	6/20/28	BARC	1,600[2]	(1.000)	24	113	—	(89)
Unibail-Rodamco-Westfield SE	6/20/28	JPMC	1,300[2]	(1.000)	19	62	—	(43)
					(498)	706	—	(1,204)
					(483)	706	15	(1,204)
1 Periodic premium received/paid quarterly.
2 Notional amount denominated in euro.
BANA—Bank of America, N.A.
BARC—Barclays Bank plc.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date[1]	Notional Amount (000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
8/12/25	8/12/24	233,700[2]	0.000[3]	(4.074)[4]	(649)	(649)
8/15/25	8/15/24	395,700[5]	5.145[6]	(0.000)[7]	1,572	1,572
5/31/28	3/1/24	51,250[2]	3.535[8]	(0.000)[9]	127	127
3/11/34	3/11/24	24,290[10]	3.326[8]	(0.000)[11]	2,544	2,544
					3,594	3,594
1 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2 Notional amount denominated in U.S. dollar.
3 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid at maturity.
4 Interest payment received/paid at maturity.
5 Notional amount denominated in New Zealand dollar.
6 Interest payment received/paid semi-annually.
7 Based on 3-month New Zealand Bank Bill Rate as of the most recent reset date. Interest payment received/paid quarterly.
8 Interest payment received/paid annually.
9 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid annually.
10 Face amount denominated in euro.
11 Based on Euro Short Term Rate as of the most recent reset date. Interest payment received/paid annually.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At December 31, 2023, counterparties had deposited in segregated accounts cash of $1,149,000 in connection with TBA transactions.
D. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
E. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund's right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
F. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange.  The fund enters into swaptions to adjust the fund's sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

G. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
H. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
I. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

J.   Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	5,661,268	—	5,661,268
Asset-Backed/Commercial Mortgage-Backed Securities	—	382,885	—	382,885
Corporate Bonds	—	3,389,196	—	3,389,196
Floating Rate Loan Interests	—	3,845	—	3,845
Sovereign Bonds	—	477,179	—	477,179
Taxable Municipal Bonds	—	3,308	—	3,308
Options Purchased	—	122	—	122
Temporary Cash Investments	123,829	—	—	123,829
Total	123,829	9,917,803	—	10,041,632
Liabilities
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	—	12,843	—	12,843

Derivative Financial Instruments
Assets
Futures Contracts[1]	12,893	—	—	12,893
Forward Currency Contracts	—	221	—	221
Swap Contracts	4,243[1]	15	—	4,258
Total	17,136	236	—	17,372
Liabilities
Options Written	—	29	—	29
Futures Contracts[1]	6,803	—	—	6,803
Forward Currency Contracts	—	3,130	—	3,130
Swap Contracts	5,541[1]	1,204	—	6,745
Total	12,344	4,363	—	16,707
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.